(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
OVERSEAS
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 39  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, five years and life of fund total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL A     15.80%         2.26%        54.79%        125.81%

FIDELITY ADV OVERSEAS - CL A     9.14%          -3.62%       45.89%        112.82%
(INCL. 5.75% SALES CHARGE)

MSCI EAFE(registered trademark)  15.40%         9.74%        52.59%        104.01%

International Funds Average      15.11%         3.24%        50.24%        n/a


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL A   2.26%        9.13%         9.44%

FIDELITY ADV OVERSEAS - CL A   -3.62%       7.85%         8.73%
(INCL. 5.75% SALES CHARGE)

MSCI EAFE                      9.74%        8.82%         8.22%

International Funds Average    3.24%        8.29%         n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL A           MS EAFE (Net MA tax)
             00252                       MS001
  1990/04/23       9425.00                    10000.00
  1990/04/30       9321.33                     9870.12
  1990/05/31       9726.60                    10996.32
  1990/06/30      10216.70                    10899.46
  1990/07/31      10819.90                    11052.99
  1990/08/31       9528.68                     9979.65
  1990/09/30       8718.13                     8588.84
  1990/10/31       9000.88                     9927.15
  1990/11/30       9010.30                     9341.56
  1990/12/31       8922.92                     9492.89
  1991/01/31       9141.47                     9799.94
  1991/02/28       9550.08                    10850.48
  1991/03/31       9017.94                    10199.10
  1991/04/30       9008.44                    10299.26
  1991/05/31       9017.94                    10406.73
  1991/06/30       8343.26                     9642.03
  1991/07/31       8818.39                    10115.76
  1991/08/31       8951.42                     9910.33
  1991/09/30       9417.05                    10468.87
  1991/10/31       9293.52                    10617.27
  1991/11/30       9055.95                    10121.61
  1991/12/31       9527.78                    10644.32
  1992/01/31       9556.71                    10416.96
  1992/02/29       9778.51                    10044.12
  1992/03/31       9479.56                     9381.04
  1992/04/30       9971.38                     9425.64
  1992/05/31      10376.41                    10056.55
  1992/06/30      10212.47                     9579.54
  1992/07/31       9817.08                     9334.37
  1992/08/31       9547.06                     9919.83
  1992/09/30       9402.41                     9723.94
  1992/10/31       8746.65                     9213.87
  1992/11/30       8630.93                     9300.58
  1992/12/31       9067.23                     9348.68
  1993/01/31       9525.46                     9347.54
  1993/02/28       9730.21                     9629.89
  1993/03/31      10324.94                    10469.29
  1993/04/30      11124.41                    11462.85
  1993/05/31      11416.91                    11704.95
  1993/06/30      11104.92                    11522.33
  1993/07/31      11650.90                    11925.66
  1993/08/31      12421.13                    12569.45
  1993/09/30      12294.38                    12286.52
  1993/10/31      12606.37                    12665.16
  1993/11/30      12118.88                    11558.09
  1993/12/31      12860.60                    12392.67
  1994/01/31      13710.16                    13440.41
  1994/02/28      13524.62                    13403.18
  1994/03/31      13182.85                    12825.89
  1994/04/30      13749.22                    13370.08
  1994/05/31      13495.33                    13293.32
  1994/06/30      13387.91                    13481.18
  1994/07/31      13729.69                    13610.83
  1994/08/31      13856.64                    13933.07
  1994/09/30      13426.97                    13494.24
  1994/10/31      13729.69                    13943.59
  1994/11/30      13192.61                    13273.46
  1994/12/31      13115.01                    13356.58
  1995/01/31      12573.88                    12843.48
  1995/02/28      12603.39                    12806.62
  1995/03/31      12996.94                    13605.38
  1995/04/30      13380.65                    14117.06
  1995/05/31      13528.23                    13948.78
  1995/06/30      13626.62                    13704.16
  1995/07/31      14216.94                    14557.33
  1995/08/31      13803.72                    14002.02
  1995/09/30      13970.98                    14275.48
  1995/10/31      13695.49                    13891.75
  1995/11/30      13823.39                    14278.28
  1995/12/31      14248.20                    14853.55
  1996/01/31      14505.82                    14914.53
  1996/02/29      14535.54                    14964.95
  1996/03/31      14743.62                    15282.75
  1996/04/30      15130.04                    15727.07
  1996/05/31      15130.04                    15437.66
  1996/06/30      15239.03                    15524.55
  1996/07/31      14793.16                    15070.80
  1996/08/31      14892.24                    15103.83
  1996/09/30      15308.39                    15505.07
  1996/10/31      15149.86                    15346.41
  1996/11/30      15932.62                    15957.02
  1996/12/31      16008.37                    15751.75
  1997/01/31      16008.37                    15203.59
  1997/02/28      16365.04                    15455.97
  1997/03/31      16501.42                    15514.70
  1997/04/30      16627.30                    15600.03
  1997/05/31      17665.85                    16618.24
  1997/06/30      18589.01                    17537.23
  1997/07/31      19218.43                    17823.44
  1997/08/31      17770.76                    16494.71
  1997/09/30      19082.06                    17421.22
  1997/10/31      17718.30                    16086.58
  1997/11/30      17655.36                    15925.71
  1997/12/31      17792.98                    16067.61
  1998/01/31      18367.31                    16805.43
  1998/02/28      19392.09                    17886.86
  1998/03/31      20259.22                    18441.00
  1998/04/30      20811.02                    18590.00
  1998/05/31      20777.24                    18503.19
  1998/06/30      20563.27                    18646.59
  1998/07/31      20720.93                    18839.02
  1998/08/31      16948.37                    16508.44
  1998/09/30      16903.33                    16005.92
  1998/10/31      18378.57                    17678.06
  1998/11/30      19437.14                    18587.25
  1998/12/31      19842.06                    19324.04
  1999/01/31      20127.80                    19270.51
  1999/02/28      19590.61                    18814.77
  1999/03/31      20402.12                    19603.86
  1999/04/30      21282.21                    20401.34
IMATRL PRASUN   SHR__CHT 19990430 19990514 110859 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,282 - a 112.82% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,401 - a 104.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL T   15.66%         2.09%        54.62%        125.55%

FIDELITY ADV OVERSEAS - CL T   11.61%         -1.48%       49.20%        117.66%
(INCL. 3.50% SALES CHARGE)

MSCI EAFE                      15.40%         9.74%        52.59%        104.01%

International Funds Average    15.11%         3.24%        50.24%        n/a


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL T   2.09%        9.11%         9.43%

FIDELITY ADV OVERSEAS - CL T   -1.48%       8.33%         9.00%
(INCL. 3.50% SALES CHARGE)

MSCI EAFE                      9.74%        8.82%         8.22%

International Funds Average    3.24%        8.29%         n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL T           MS EAFE (Net MA tax)
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9870.12
  1990/05/31       9958.80                    10996.32
  1990/06/30      10460.60                    10899.46
  1990/07/31      11078.20                    11052.99
  1990/08/31       9756.15                     9979.65
  1990/09/30       8926.25                     8588.84
  1990/10/31       9215.75                     9927.15
  1990/11/30       9225.40                     9341.56
  1990/12/31       9135.93                     9492.89
  1991/01/31       9359.71                     9799.94
  1991/02/28       9778.07                    10850.48
  1991/03/31       9233.22                    10199.10
  1991/04/30       9223.49                    10299.26
  1991/05/31       9233.22                    10406.73
  1991/06/30       8542.43                     9642.03
  1991/07/31       9028.91                    10115.76
  1991/08/31       9165.12                     9910.33
  1991/09/30       9641.86                    10468.87
  1991/10/31       9515.38                    10617.27
  1991/11/30       9272.14                    10121.61
  1991/12/31       9755.23                    10644.32
  1992/01/31       9784.85                    10416.96
  1992/02/29      10011.95                    10044.12
  1992/03/31       9705.86                     9381.04
  1992/04/30      10209.42                     9425.64
  1992/05/31      10624.12                    10056.55
  1992/06/30      10456.27                     9579.54
  1992/07/31      10051.44                     9334.37
  1992/08/31       9774.98                     9919.83
  1992/09/30       9626.87                     9723.94
  1992/10/31       8955.46                     9213.87
  1992/11/30       8836.98                     9300.58
  1992/12/31       9283.69                     9348.68
  1993/01/31       9752.86                     9347.54
  1993/02/28       9962.49                     9629.89
  1993/03/31      10571.42                    10469.29
  1993/04/30      11389.98                    11462.85
  1993/05/31      11689.46                    11704.95
  1993/06/30      11370.02                    11522.33
  1993/07/31      11929.04                    11925.66
  1993/08/31      12717.65                    12569.45
  1993/09/30      12587.88                    12286.52
  1993/10/31      12907.32                    12665.16
  1993/11/30      12408.19                    11558.09
  1993/12/31      13167.62                    12392.67
  1994/01/31      14037.46                    13440.41
  1994/02/28      13847.49                    13403.18
  1994/03/31      13497.56                    12825.89
  1994/04/30      14077.45                    13370.08
  1994/05/31      13817.50                    13293.32
  1994/06/30      13707.52                    13481.18
  1994/07/31      14057.46                    13610.83
  1994/08/31      14187.43                    13933.07
  1994/09/30      13747.51                    13494.24
  1994/10/31      14057.46                    13943.59
  1994/11/30      13507.56                    13273.46
  1994/12/31      13428.10                    13356.58
  1995/01/31      12874.05                    12843.48
  1995/02/28      12904.27                    12806.62
  1995/03/31      13307.21                    13605.38
  1995/04/30      13700.08                    14117.06
  1995/05/31      13851.19                    13948.78
  1995/06/30      13951.92                    13704.16
  1995/07/31      14556.34                    14557.33
  1995/08/31      14133.25                    14002.02
  1995/09/30      14304.50                    14275.48
  1995/10/31      14022.44                    13891.75
  1995/11/30      14153.40                    14278.28
  1995/12/31      14588.34                    14853.55
  1996/01/31      14852.11                    14914.53
  1996/02/29      14882.54                    14964.95
  1996/03/31      15095.59                    15282.75
  1996/04/30      15491.24                    15727.07
  1996/05/31      15491.24                    15437.66
  1996/06/30      15602.83                    15524.55
  1996/07/31      15146.31                    15070.80
  1996/08/31      15247.76                    15103.83
  1996/09/30      15683.99                    15505.07
  1996/10/31      15521.67                    15346.41
  1996/11/30      16323.12                    15957.02
  1996/12/31      16398.87                    15751.75
  1997/01/31      16398.87                    15203.59
  1997/02/28      16772.54                    15455.97
  1997/03/31      16911.33                    15514.70
  1997/04/30      17039.45                    15600.03
  1997/05/31      18107.08                    16618.24
  1997/06/30      19057.28                    17537.23
  1997/07/31      19708.54                    17823.44
  1997/08/31      18224.52                    16494.71
  1997/09/30      19559.07                    17421.22
  1997/10/31      18171.14                    16086.58
  1997/11/30      18107.08                    15925.71
  1997/12/31      18248.38                    16067.61
  1998/01/31      18819.35                    16805.43
  1998/02/28      19869.95                    17886.86
  1998/03/31      20760.67                    18441.00
  1998/04/30      21320.23                    18590.00
  1998/05/31      21274.55                    18503.19
  1998/06/30      21057.58                    18646.59
  1998/07/31      21217.45                    18839.02
  1998/08/31      17346.24                    16508.44
  1998/09/30      17311.98                    16005.92
  1998/10/31      18819.35                    17678.06
  1998/11/30      19892.79                    18587.25
  1998/12/31      20311.77                    19324.04
  1999/01/31      20600.29                    19270.51
  1999/02/28      20034.79                    18814.77
  1999/03/31      20865.73                    19603.86
  1999/04/30      21765.91                    20401.34
IMATRL PRASUN   SHR__CHT 19990430 19990514 111918 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,766 - a 117.66% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,401 - a 104.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL B   15.27%         1.51%        51.08%        120.40%

FIDELITY ADV OVERSEAS - CL B   10.27%         -3.49%       49.08%        120.40%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

MSCI EAFE                      15.40%         9.74%        52.59%        104.01%

International Funds Average    15.11%         3.24%        50.24%        n/a


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL B   1.51%        8.60%         9.15%

FIDELITY ADV OVERSEAS - CL B   -3.49%       8.31%         9.15%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

MSCI EAFE                      9.74%        8.82%         8.22%

International Funds Average    3.24%        8.29%         n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL B           MS EAFE (Net MA tax)
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15084.29                    14557.33
  1995/08/31      14645.85                    14002.02
  1995/09/30      14823.32                    14275.48
  1995/10/31      14531.03                    13891.75
  1995/11/30      14666.73                    14278.28
  1995/12/31      15108.74                    14853.55
  1996/01/31      15373.43                    14914.53
  1996/02/29      15384.02                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.52                    15727.07
  1996/05/31      15966.35                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.07                    15103.83
  1996/09/30      16125.16                    15505.07
  1996/10/31      15945.17                    15346.41
  1996/11/30      16771.02                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.39                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.01                    16618.24
  1997/06/30      19507.60                    17537.23
  1997/07/31      20163.79                    17823.44
  1997/08/31      18628.98                    16494.71
  1997/09/30      19985.84                    17421.22
  1997/10/31      18562.25                    16086.58
  1997/11/30      18484.40                    15925.71
  1997/12/31      18620.53                    16067.61
  1998/01/31      19191.27                    16805.43
  1998/02/28      20249.52                    17886.86
  1998/03/31      21141.31                    18441.00
  1998/04/30      21712.06                    18590.00
  1998/05/31      21664.49                    18503.19
  1998/06/30      21426.68                    18646.59
  1998/07/31      21569.37                    18839.02
  1998/08/31      17645.50                    16508.44
  1998/09/30      17586.05                    16005.92
  1998/10/31      19119.93                    17678.06
  1998/11/30      20190.07                    18587.25
  1998/12/31      20612.57                    19324.04
  1999/01/31      20888.37                    19270.51
  1999/02/28      20312.80                    18814.77
  1999/03/31      21140.18                    19603.86
  1999/04/30      22039.50                    20401.34
IMATRL PRASUN   SHR__CHT 19990430 19990514 110903 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have been $22,040 - a 120.40% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,401 - a 104.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR OVERSEAS FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL C   15.47%         1.52%        51.10%        120.43%

FIDELITY ADV OVERSEAS - CL C   14.47%         0.52%        51.10%        120.43%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

MSCI EAFE                      15.40%         9.74%        52.59%        104.01%

International Funds Average    15.11%         3.24%        50.24%        n/a


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - CL C   1.52%        8.61%         9.15%

FIDELITY ADV OVERSEAS - CL C   0.52%        8.61%         9.15%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

MSCI EAFE                      9.74%        8.82%         8.22%

International Funds Average    3.24%        8.29%         n/a

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL C           MS EAFE (Net MA tax)
             00485                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15084.29                    14557.33
  1995/08/31      14645.85                    14002.02
  1995/09/30      14823.32                    14275.48
  1995/10/31      14531.03                    13891.75
  1995/11/30      14666.73                    14278.28
  1995/12/31      15108.74                    14853.55
  1996/01/31      15373.43                    14914.53
  1996/02/29      15384.02                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.52                    15727.07
  1996/05/31      15966.35                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.07                    15103.83
  1996/09/30      16125.16                    15505.07
  1996/10/31      15945.17                    15346.41
  1996/11/30      16771.02                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.39                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.01                    16618.24
  1997/06/30      19507.60                    17537.23
  1997/07/31      20163.79                    17823.44
  1997/08/31      18628.98                    16494.71
  1997/09/30      19985.84                    17421.22
  1997/10/31      18562.25                    16086.58
  1997/11/30      18479.42                    15925.71
  1997/12/31      18612.04                    16067.61
  1998/01/31      19195.12                    16805.43
  1998/02/28      20256.34                    17886.86
  1998/03/31      21154.29                    18441.00
  1998/04/30      21714.05                    18590.00
  1998/05/31      21667.40                    18503.19
  1998/06/30      21422.50                    18646.59
  1998/07/31      21574.11                    18839.02
  1998/08/31      17644.12                    16508.44
  1998/09/30      17585.81                    16005.92
  1998/10/31      19090.17                    17678.06
  1998/11/30      20186.37                    18587.25
  1998/12/31      20603.40                    19324.04
  1999/01/31      20886.61                    19270.51
  1999/02/28      20308.39                    18814.77
  1999/03/31      21146.22                    19603.86
  1999/04/30      22043.04                    20401.34
IMATRL PRASUN   SHR__CHT 19990430 19990514 111918 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class C on April 23, 1990, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have been $22,043 - a 120.43% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,401 - a 104.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30, 1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Richard Mace)

An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. HOW DID THE FUND PERFORM, RICK?

A. For the six months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 15.80%, 15.66%, 15.27% and 15.47%, respectively. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned 15.40% during that time. The international funds average, as tracked by Lipper Inc., had a six-month return of 15.11% as of April 30, 1999. For the 12 months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 2.26%, 2.09%, 1.51% and 1.52%, respectively. The EAFE index and Lipper average returned 9.74% and 3.24%, respectively, during the same time.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE
DURING THE PAST SIX-MONTH PERIOD?

A. Good stock selection in several industries - including telecommunications - helped performance. The telecommunications industry has undergone a major transformation, sparked primarily by worldwide privatization, deregulation and technological advances. This spawned a rash of mergers, acquisitions and alliances among industry participants seeking to expand their global market shares and defend their positions at home. The fund's stakes in companies such as Japan's NTT Mobile and DDI Corp., and the United Kingdom's British Telecommunications and Vodafone Group performed very well. The fund's energy-related investments - including Elf Aquitane, BP Amoco and Shell - also performed well as the price of oil perked up again.

Q. WHAT FACTORS HINDERED THE FUND'S PERFORMANCE?

A. A major underweighting - relative to the EAFE index - in Japanese banks detracted from performance. Bank shares in general soared following the Japanese government's unveiling of a plan to inject capital into the country's troubled banking system. I could find no great benefit to the shareholders of these banks, so I decided to avoid them. In addition, the fund's food and household products positions declined during the period, namely Swiss-based Nestle and France's Group Danone. These companies were hit particularly hard as investors became concerned that economic weakness would bite into their sales.

Q. WHICH OTHER INVESTMENTS STOOD OUT AMONG THE FUND'S TOP
CONTRIBUTORS?

A. The fund's long-standing position in Finnish telecom company Nokia generated good results. When I looked at the stock a year and a half ago, it was trading at a price-to-earnings (P/E) ratio of 20 and the company was growing its earnings at an annual clip of 30% to 40%. On that basis, when I compared Nokia to its counterpart growth stocks in the U.S., the stock should have been trading at a higher P/E multiple. Thus, I felt the valuation was attractive.

Q. THE FUND'S COMBINED INVESTMENTS IN JAPAN, THE U.K. AND FRANCE
TOTALED 51% AT THE CLOSE OF THE PERIOD. HOW DID YOU POSITION THE FUND WITHIN THESE MARKETS AND HOW DID EACH PERFORM?

A. The fund was underweighted - at 17% and 21%, respectively - in both Japan and the U.K. relative to the EAFE index during the period. At 13%, the fund was overweighted in France. The underweighting in Japan hurt somewhat, as the Japanese market turned the corner a bit and beat the EAFE's return over the past six months. The fund's U.K. positions, while moderately underweighted relative to the index, outperformed the index. The fund's investments in France performed well for the most part, but the weak performance of the euro muted much of that performance. It's important to note that the fund's country weightings are accumulated strictly as a result of my stock selection process. If our research team uncovers more stocks that meet my investing criteria in a particular country, the fund may be overweighted in that market.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic that Europe's economies can continue to improve. Since the beginning of 1999, the European Central Bank has cut interest rates and the euro has depreciated 9% against the dollar. This could bode well for European exporters. Consumer spending is also expected to be fairly strong, and stronger domestic growth could allow more small company stocks to perform well. My outlook on Japan is a bit more tentative. We've begun to see signs of gradual improvement, but nothing to write home about yet. I'd like to see more concrete evidence of a turnaround in Japan before I commit to that market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks growth of capital
primarily through investments
in foreign securities

START DATE: April 23, 1990

SIZE: as of April 30, 1999,
more than $1.3 billion

MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987

RICK MACE ON HOW HIS
INVESTMENT STRATEGY
SHAPES THE BLUEPRINTS
FOR PORTFOLIO CONSTRUCTION:

"International investing entails
greater risks than domestic
investing. With that in mind, I try to
maximize the risk-adjusted return
of the fund. Generally, I'm looking
for stocks that have two or three
times more upside potential than
downside. To keep the risk level
in check, the fund typically has been
broadly diversified - with over 300
different holdings. The portfolio
hasn't been highly concentrated,
with the top 10 positions accounting
for only 16% of the fund's total
assets at the end of the period.
"Country and industry weightings
are also widely diversified; more
than two-thirds of the portfolio
have been constructed through
individual security selection
rather than through market or
industry selection factors. Most
of my investment ideas emanate
from our research analysts, located
in the U.S., London, Tokyo, and
Hong Kong. Largely through this
research, I was drawn to the
opportunities that cyclical stocks
seemed to offer. These stocks
performed well during the period,
and the fund benefited from its
positions in energy companies.
Again, I try not to make large bets
on any given industry, but I do try
to pick those investments that have
the best risk-return characteristics."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE STOCKS  6 MONTHS AGO

Elf Aquitaine (France, Oil &    2.1                      1.7
Gas)

BP Amoco PLC (United Kingdom,   1.8                      0.9
Oil & Gas)

Shell Transport & Trading Co.   1.7                      0.8
PLC (Reg.)  (United Kingdom,
Oil & Gas)

Telecom Italia Spa (Italy,      1.5                      0.1
Telephone Services)

SmithKline Beecham PLC          1.4                      1.4
(United Kingdom,  Drugs &
Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

FINANCE                         23.9                     20.9

UTILITIES                       15.3                     13.7

ENERGY                          7.9                      7.1

HEALTH                          7.9                      8.2

NONDURABLES                     5.7                      4.5

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE COUNTRIES  6 MONTHS AGO

United Kingdom                  21.1                     16.8

Japan                           16.9                     14.8

France                          13.0                     15.0

Germany                         8.2                      9.0

Netherlands                     7.3                      7.6


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Stocks, investment
companies and
equity futures 93.5%
Convertible Bonds 0.8%
Government
Obligations 0.1%
Short-term
investments 5.6%

Row: 1, Col: 1, Value: 93.5
Row: 1, Col: 2, Value: 0.8
Row: 1, Col: 3, Value: 0.1
Row: 1, Col: 4, Value: 5.6

AS OF OCTOBER 31, 1998

Stocks, investment
companies and
equity futures 92.8%
Convertible Bonds 0.0%
Government
Obligations  0.2%
Short-term
investments 7.0%

Row: 1, Col: 1, Value: 92.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.2
Row: 1, Col: 4, Value: 7.0


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 89.0%

                                 SHARES                   VALUE (NOTE 1) (000S)

AUSTRALIA - 2.8%

AMP Ltd.                          139,200                 $ 1,625

Australia & New Zealand           572,466                  4,532
Banking Group Ltd.

Brambles Industries Ltd.          31,550                   927

Broken Hill Proprietary Co.       318,845                  3,602
Ltd. (The)

Cable & Wireless Optus Ltd.       801,200                  1,802
(a)

Coles Myer Ltd.                   463,526                  2,461

Commonwealth Bank of Australia    73,300                   1,334

CSR Ltd.                          154,400                  413

David Jones Ltd.                  447,200                  451

Fosters Brewing Group Ltd.        340,800                  994

Goodman Fielder Ltd.              701,400                  677

National Australia Bank Ltd.      263,000                  5,117

News Corp. Ltd.                   415,174                  3,477

News Corp. Ltd. sponsored ADR     27,300                   834
(ltd. vtg.)

North Ltd.                        293,700                  622

Rio Tinto Ltd.                    139,300                  2,345

Smith (Howard) Ltd.               27,100                   230

WMC Ltd.                          1,589,054                6,863

Woodside Petroleum Ltd.           128,900                  878

                                                           39,184

BELGIUM - 0.5%

Electrabel SA                     8,100                    2,677

Fortis B                          81,000                   2,723

Solvay & Compagnie SA             10,900                   762

Tractebel                         4,600                    634

                                                           6,796

CANADA - 1.0%

BCE, Inc.                         186,200                  8,498

Celestica, Inc. (sub-vtg.) (a)    32,000                   1,274

Cinar Films, Inc. Class B         86,600                   1,808
(sub. vtg.) (a)

Newbridge Networks Corp. (a)      20,800                   771

Noranda, Inc.                     69,500                   930

                                                           13,281

DENMARK - 0.6%

Den Danske Bank Group AS          19,100                   2,203

International Service Systems     19,600                   1,153
AS Class B

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DENMARK - CONTINUED

Tele Danmark AS Class B           12,200                  $ 1,260

Unidanmark AS Class A             44,600                   3,068

                                                           7,684

FINLAND - 2.2%

Helsinki Telephone Corp.          18,300                   773
Class E

Merita Ltd. Series A              88,800                   531

Nokia AB                          252,200                  18,710

Sampo Insurance Co. Ltd.          61,000                   1,925

Sonera Group PLC (e)              46,600                   928

Stora Enso Oyj                    40,600                   475

Teito Corp. Class B               43,000                   1,716

UPM-Kymmene Corp.                 172,200                  5,224

                                                           30,282

FRANCE - 12.7%

Alcatel Alsthom Compagnie         20,300                   2,468
Generale d'Electricite SA
(RFD)

Atos SA (a)                       22,400                   1,921

AXA SA de CV                      86,190                   11,152

Banque Nationale de Paris         143,100                  11,886

Canal Plus SA                     5,600                    1,561

Cap Gemini SA                     21,978                   3,367

Castorama Dubois                  14,500                   3,477
Investissements SA

Club Mediterranee SA (a)          14,000                   1,297

Coflexip SA sponsored ADR         51,300                   2,283

Compagnie de St. Gobain           25,200                   4,336

Compagnie Financiere de           32,200                   3,430
Paribas Class A (Reg.)

Elf Aquitaine                     183,763                  28,716

France Telecom SA                 131,900                  10,677

Groupe Danone                     25,700                   6,884

L'Oreal SA                        3,100                    1,989

Lafarge SA                        18,654                   1,817

Lagardere S.C.A. (Reg.)           42,600                   1,691

LVMH Moet Hennessy Louis          3,900                    1,048
Vuitton

Michelin SA (Compagnie            59,851                   2,722
Generale des Etablissements)
Class B

Pechiney SA Class A               10,243                   434

Pinault Printemps SA              10,700                   1,779

Rhone-Poulenc SA Class A          94,405                   4,449

Sanofi SA                         41,645                   6,539

Scor SA                           72,400                   3,618

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FRANCE - CONTINUED

Seita                             18,900                  $ 1,141

Societe Generale, France          38,100                   6,834
Class A

Suez Lyonnaise des Eaux           41,400                   7,057

Television Francaise 1 SA         21,000                   4,113
(T.F.1)

Total SA Class B                  113,890                  15,489

Union Assurances Federales SA     32,900                   3,672

Valeo SA                          27,300                   2,312

Vivendi SA                        61,500                   14,397

                                                           174,556

GERMANY - 7.4%

Allianz AG (Reg.)                 23,100                   7,264

BASF AG                           201,900                  8,893

Bayer AG                          132,400                  5,530

Bayerische Hypo-und               54,800                   3,525
Vereinsbank AG

Continental Gummi-Werke AG        22,300                   560

DaimlerChrysler AG (Reg.)         161,547                  15,862

Deutsche Bank AG                  25,100                   1,455

Deutsche Bank AG (RFD)            75,000                   4,209

Deutsche Lufthansa AG (Reg.)      134,500                  3,126

Deutsche Telekom AG               294,300                  11,626

Fresenius Medical Care AG         19,800                   1,055

Hoechst AG                        24,800                   1,178

Holzmann (Phillip) AG (a)         1,200                    192

Mannesmann AG                     114,820                  15,026

Metro AG                          29,700                   2,107

Munich Reinsurance AG:

(Reg.)                            9,900                    1,959

(RFD)                             9,900                    1,971

RWE AG                            63,500                   2,891

Schering AG                       18,200                   2,100

Siemens AG                        62,100                   4,583

Veba AG                           44,100                   2,423

Viag AG                           7,300                    3,664

Volkswagen AG                     14,200                   999

                                                           102,198

HONG KONG - 0.5%

Cheung Kong Holdings Ltd.         170,000                  1,546

China Telecom (Hong Kong)         110,000                  252
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HONG KONG - CONTINUED

Dah Sing Financial Holdings       286,000                 $ 902
Ltd.

Dao Heng Bank Group Ltd.          350,000                  1,422

Johnson Electric Holdings         541,000                  1,616
Ltd.

Sun Hung Kai Properties Ltd.      98,927                   868

Wing Hang Bank Ltd.               128,000                  391

                                                           6,997

IRELAND - 0.7%

Bank of Ireland, Inc.             358,910                  7,187

CRH PLC                           103,516                  2,044

                                                           9,231

ITALY - 4.0%

Assicurazioni Generali Spa        295,400                  11,519

Banca Commerciale Italiana Spa    488,100                  4,038

Banca di Roma                     1,932,050                3,173

Eni Spa sponsored ADR             671,600                  4,424

Italgas Spa                       213,400                  961

Olivetti & Co. Spa                234,000                  815

San Paolo-IMI Spa                 307,000                  4,625

Telecom Italia Mobile Spa         328,000                  1,979

Telecom Italia Spa                1,914,828                20,333

Unicredito Italiano Spa           682,900                  3,481

Unione Immobiliare Spa            590,100                  337

                                                           55,685

JAPAN - 14.7%

Aiful Corp. (e)                   40,800                   3,339

Bank of Tokyo-Mitsubishi Ltd.     63,000                   930

Banyu Pharmaceutical Co. Ltd.     200,000                  3,686

Canon, Inc.                       139,000                  3,400

Dai Nippon Printing Co. Ltd.      47,000                   745

Daiwa House Industry Co. Ltd.     117,000                  1,397

Daiwa Securities Co. Ltd.         320,000                  1,957

DDI Corp.                         2,069                    10,277

Fancl Corp.                       7,800                    1,111

Fuji Bank Ltd.                    347,000                  2,709

Fuji Photo Film Co. Ltd.          172,000                  6,498

Furukawa Electric Co. Ltd.        951,000                  4,158

Hitachi Ltd.                      198,000                  1,445

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

JAPAN - CONTINUED

Honda Motor Co. Ltd.              252,000                 $ 11,135

Hoya Corp.                        19,000                   995

Ito-Yokado Co. Ltd.               110,000                  6,754

Kao Corp.                         150,000                  3,807

Kirin Brewery Co. Ltd.            59,000                   667

Kokusai Securities Co. Ltd.       19,000                   237

Kyocera Corp.                     51,000                   3,029

Matsushita Electric               468,000                  8,899
Industrial Co. Ltd.

Minolta Co. Ltd.                  546,000                  3,023

Mitsubishi Electric Corp.         1,282,000                4,478

Mitsubishi Estate Co. Ltd.        398,000                  4,071

Mitsubishi Trust & Banking        207,000                  2,271
Corp.

Mitsui Fudosan Co. Ltd.           177,000                  1,631

NGK Insulators Ltd.               98,000                   1,194

Nichicon Corp.                    54,000                   712

Nikko Securities Co. Ltd.         1,080,000                6,197

Nikon Corp. (a)                   62,000                   852

Nippon Telegraph & Telephone      277                      3,016
Corp.

Nomura Securities Co. Ltd.        573,000                  6,182

NTT Mobile Communication          170                      9,968
Network, Inc. (a)

Omron Corp.                       630,000                  8,681

Orix Corp.                        48,000                   3,864

Paris Miki, Inc.                  560                      19

Ricoh Co. Ltd.                    200,000                  1,927

Rohm Co. Ltd.                     8,000                    965

Ryohin Keikaku Co. Ltd.           10,700                   1,949

Sankyo Co. Ltd.                   69,000                   1,448

Secom Ltd.                        37,000                   3,614

Sekisui House Ltd.                172,000                  1,926

Sharp Corp.                       483,000                  5,664

Shimano, Inc.                     27,000                   688

Shin-Etsu Chemical Co. Ltd.       87,000                   2,769

Shohkoh Fund & Co. Ltd.           4,100                    2,404

Softbank Corp.                    13,400                   1,784

Sony Corp.                        38,000                   3,515

Sumitomo Realty & Development     292,000                  1,274
Co. Ltd.

Takeda Chemical Industries        396,000                  17,216
Ltd.

Takefuji Corp.                    45,500                   3,773

Takefuji Corp. (e)                32,700                   2,712

Terumo Corp.                      190,000                  4,138

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

JAPAN - CONTINUED

THK Co. Ltd.                      203,600                 $ 3,530

Tokyo Electron Ltd.               32,000                   1,823

Toyota Motor Corp.                59,000                   1,689

Yahoo Japan Corp.                 4                        1,387

Yamanouchi Pharmaceutical Co.     87,000                   2,755
Ltd.

                                                           202,284

LUXEMBOURG - 0.1%

Stolt Comex Seaway SA             63,500                   794

MALAYSIA - 0.1%

Malayan Banking BHD               34,000                   90

Oriental Holdings BHD             686,800                  1,455

                                                           1,545

MEXICO - 0.6%

Banacci SA de CV Class O (a)      753,000                  1,906

Elektra SA de CV Unit             341,200                  238

Empresas ICA Sociedad             134,900                  885
Controladora SA de CV
sponsored ADR

Grupo Financiero Bancomer SA      14,267,000               4,906
de CV Series A

Tubos de Acero de Mexico SA       60,600                   670
sponsored ADR

                                                           8,605

NETHERLANDS - 7.2%

ABN AMRO Holding NV               206,200                  4,923

Aegon NV                          44,300                   4,257

Ahrend NV                         31,000                   604

Akzo Nobel NV                     274,200                  12,411

CSM NV                            24,400                   1,307

Equant NV (Reg.) (a)              52,500                   4,686

Fortis Amev NV                    199,400                  7,115

Heineken NV                       60,400                   3,038

ING Groep NV                      232,208                  14,334

Koninklijke (Royal) Philips       123,500                  10,657
Electronics NV

Koninklijke Ahold NV              140,053                  5,212

Koninklijke KPN NV                134,600                  5,629

Nutreco Holding NV                43,604                   1,771

Royal Dutch Petroleum Co.         51,200                   3,005
(Hague Registry)

Samas Groep NV                    48,400                   712

STMicroelectronics NV (a)         24,100                   2,458

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NETHERLANDS - CONTINUED

TNT Post Group NV                 50,200                  $ 1,355

Unilever NV                       101,900                  6,991

Vedior NV                         121,735                  2,745

Vendex NV CVA                     58,300                   1,454

Vnu NV                            86,100                   3,492

Wolters Kluwer NV                 22,000                   960

                                                           99,116

NEW ZEALAND - 0.1%

Lion Nathan Ltd.                  314,900                  793

PORTUGAL - 0.2%

Electricidade de Portugal SA      93,600                   1,764

Portugal Telecom SA               11,000                   459

                                                           2,223

SINGAPORE - 0.5%

Allgreen Properties Ltd.          170,000                  103

Development Bank of Singapore     171,000                  1,815
Ltd. (For. Reg.)

Oversea-Chinese Banking Corp.     227,000                  2,128
(For. Reg.)

Overseas Union Bank Ltd.          352,000                  1,806

United Overseas Bank Ltd.         199,000                  1,537
(For. Reg.)

                                                           7,389

SPAIN - 2.8%

Banco Bilbao Vizcaya SA (Reg.)    159,200                  2,387

Banco Santander Central           364,630                  7,938
Hispano SA

Endesa SA                         194,200                  4,326

Iberdrola SA                      208,000                  2,918

Mapfre Vida SA                    26,200                   823

Repsol SA                         46,800                   763

Telefonica SA                     390,600                  18,342

Telefonica SA sponsored ADR       10                       1

Union Electrica Fenosa SA         44,100                   588

                                                           38,086

SWEDEN - 1.8%

ABB AB Series A                   149,300                  2,085

Electrolux AB                     148,400                  3,016

Ericsson (L.M.) Telefon AB        253,700                  6,850
Class B

Nordbanken Holding AB             337,100                  2,124

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SWEDEN - CONTINUED

Skandia Foersaekrings AB          112,000                 $ 2,170

Svenska Handelsbanken             90,500                   3,399

Swedish Match Co.                 1,001,900                3,299

Volvo AB Class B                  86,800                   2,300

                                                           25,243

SWITZERLAND - 6.2%

ABB AG                            960                      1,402

Credit Suisse Group (Reg.)        53,488                   10,617

Gretag Imaging Holding AG         14,800                   1,413
(Reg.) (a)

Holderbank Financiere Glarus      607                      732
AG (Bearer)

Julius Baer Holding AG            1,627                    5,301

Nestle SA (Reg.)                  8,788                    16,279

Novartis AG (Reg.)                12,170                   17,832

Roche Holding AG                  756                      8,899
participation certificates

Swiss Reinsurance Co. (Reg.)      1,900                    4,162

Swisscom AG                       11,200                   4,115

United Bank of Switzerland AG     39,839                   13,541

Zurich Allied AG (Reg.)           1,000                    645

                                                           84,938

TAIWAN - 0.4%

Taiwan Semiconductor              1,548,000                5,231
Manufacturing Co. Ltd.

UNITED KINGDOM - 21.1%

Abbey National PLC                163,600                  3,700

Allied Domecq PLC                 204,100                  1,598

Allied Zurich PLC (a)             678,900                  9,012

Amvescap PLC                      296,800                  3,156

Asda Group PLC                    547,300                  1,832

Ashtead Group PLC                 240,500                  881

Bank of Scotland                  100,000                  1,498

Bass PLC                          93,300                   1,468

BBA Group PLC                     159,660                  1,278

Boots Co. PLC                     141,700                  1,878

BP Amoco PLC                      1,344,080                25,356

British Aerospace PLC             193,308                  1,448

British American Tobacco PLC      341,300                  2,867

British Energy PLC                151,300                  1,287

British Telecommunications PLC    856,700                  14,371

BTP PLC                           91,100                   613

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UNITED KINGDOM - CONTINUED

BTR Siebe PLC                     549,900                 $ 2,810

Cadbury Schweppes PLC             212,700                  2,842

Caradon PLC                       3,224,260                8,207

CGU PLC                           210,600                  3,330

Cookson Group PLC                 734,900                  2,072

Courtaulds Textiles PLC           340,100                  956

Diageo PLC                        485,100                  5,607

Dixons Group PLC                  158,500                  3,388

Gallaher Group PLC                112,900                  651

General Electric Co. PLC          347,600                  3,687

Glaxo Wellcome PLC                530,800                  15,460

Hays PLC                          98,800                   1,100

HSBC Holdings PLC                 28,503                   1,074

HSBC Holdings PLC Ord.            319,313                  12,186

Kingfisher PLC                    455,400                  6,823

Ladbroke Group PLC                243,500                  1,188

Lloyds TSB Group PLC              1,059,800                17,082

Marks & Spencer PLC               58,800                   402

Misys PLC                         109,261                  1,027

National Grid Group PLC           347,630                  2,410

National Westminster Bank PLC     92,700                   2,236

Orange PLC (a)                    254,600                  3,470

Pearson PLC                       166,900                  3,555

Peninsular & Oriental Steam       79,400                   1,156
Navigation Co.

Prudential Corp. PLC              290,000                  4,142

Rentokil Initial PLC              1,450,711                8,548

Reuters Group PLC                 394,200                  5,347

Rio Tinto PLC (Reg.)              126,700                  2,216

RMC Industries, Inc.              55,500                   840

Royal & Sun Alliance              296,924                  2,564
Insurance Group PLC

Royal Bank of Scotland Group      160,100                  3,781
PLC

Saatchi & Saatchi PLC             159,300                  618

Sainsbury (J.) PLC                251,900                  1,603

Schroders PLC                     24,700                   591

Scottish & Newcastle PLC          89,100                   1,115

Scottish & Southern Energy PLC    222,100                  2,088

Shell Transport & Trading Co.     3,041,500                23,033
PLC (Reg.)

SmithKline Beecham PLC            1,483,802                19,494

Somerfield PLC                    107,900                  603

South African Breweries PLC       219,300                  1,835
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UNITED KINGDOM - CONTINUED

Standard Chartered PLC            220,300                 $ 3,989

Tarmac PLC                        2,236,684                4,270

Tomkins PLC                       244,300                  1,040

Unilever PLC                      1,063,700                9,523

Vodafone Group PLC                838,213                  15,035

Wimpey George PLC                 339,000                  928

WPP Group PLC                     201,900                  1,786

                                                           289,951

UNITED STATES OF AMERICA - 0.8%

AirTouch Communications, Inc.     57,200                   5,341
(a)

Baker Hughes, Inc.                44,500                   1,329

Halliburton Co.                   42,000                   1,790

McDermott International, Inc.     13,100                   380

Newmont Mining Corp.              29,200                   703

Noble Drilling Corp. (a)          27,000                   530

Smith International, Inc.         8,500                    381

Weatherford International,        25,100                   850
Inc. (a)

                                                           11,304

TOTAL COMMON STOCKS                                        1,223,396
(Cost $920,880)

PREFERRED STOCKS - 1.3%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

AUSTRALIA - 0.3%

WBK Trust $3.135 STRYPES          107,700                  3,736

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

GERMANY - 0.6%

Dyckerhoff AG                     4,300                    1,197

SAP AG (Systeme Anwendungen       14,200                   5,367
Produkte)

Volkswagen AG                     23,500                   1,002

Wella AG                          1,900                    1,509

                                                           9,075

PREFERRED STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

ITALY - 0.4%

Banca Intesa Spa                  11,900                  $ 31

Telecom Italia Spa Risp           940,525                  5,060

                                                           5,091

TOTAL NONCONVERTIBLE                                       14,166
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                     17,902
(Cost $12,639)

INVESTMENT COMPANIES - 1.0%



EMERGING MARKETS - 0.3%

Asia Tigers Fund, Inc.            89,200                   775

Emerging Markets                  56,800                   497
Infrastructure Fund, Inc.

Emerging Markets                  45,900                   476
Telecommunication Fund, Inc.

Morgan Stanley Emerging           68,800                   761
Markets Fund, Inc. (a)

Templeton Dragon Fund, Inc.       194,400                  1,871

                                                           4,380

GERMANY - 0.2%

New Germany Fund, Inc. (The)      228,200                  2,738

HONG KONG - 0.1%

Asia Pacific Fund, Inc.           131,600                  1,184

MULTI-NATIONAL - 0.3%

European Warrant Fund, Inc.       74,500                   1,145

Morgan Stanley Asia-Pacific       375,700                  3,428
Fund, Inc.

                                                           4,573

TAIWAN - 0.1%

Taiwan Fund, Inc.                 50,200                   816

TOTAL INVESTMENT COMPANIES                                 13,691
(Cost $14,187)



CONVERTIBLE BONDS - 0.8%

MOODY'S RATINGS (B)                           PRINCIPAL  AMOUNT (D) (000S)           VALUE (NOTE 1) (000S)

FRANCE - 0.3%

Groupe Danone 3% 1/1/02           A1     EUR   1,083                                 $ 1,883

Suez Lyonnaise des Eaux 4%        A+     EUR   793                                    1,721
1/1/06

                                                                                      3,604

NETHERLANDS - 0.1%

Koninklijke Ahold NV 3%           Baa1   NLG   2,970                                  1,897
9/30/03

UNITED STATES OF AMERICA - 0.4%

Nestle Holdings, Inc. 3%          -            3,430                                  4,185
6/17/02

Roche Holdings, Inc. liquid       -            1,980                                  1,218
yield option note 0% 4/20/10
(e)

                                                                                      5,403

TOTAL CONVERTIBLE BONDS                                                               10,904
(Cost $11,861)

GOVERNMENT OBLIGATIONS - 0.4%



ITALY - 0.1%

Italian Republic 5% 6/28/01       Aa3          1,190                                  2,210

UNITED STATES OF AMERICA - 0.3%

U.S. Treasury Bills, yield at     -            4,100                                  4,070
date of purchase 4.34%
7/1/99 (f)

TOTAL GOVERNMENT OBLIGATIONS                                                          6,280
(Cost $6,027)


CASH EQUIVALENTS - 7.5%

                                                SHARES

Taxable Central Cash Fund (c)                   102,515,517                           102,516
(Cost $102,516)

TOTAL INVESTMENT IN                                                                 $ 1,374,689
SECURITIES - 100%
(Cost $1,068,110)


FUTURES CONTRACTS

                          EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)      UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

341 Nikkei 225 Index      Jun. 1999            $ 28,422                           $ 2,085
Contracts (Japan)

21 Topix Index Contracts  Jun. 1999             2,297                              97
(Japan)

                                               $ 30,719                           $ 2,182

The face value of futures purchased as a percentage of investment in securities - 2.2%


SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for  Common Stock

CURRENCY ABBREVIATIONS

EUR                          -   European Monetary Unit

NLG                          -   Dutch guilder

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,197,000 or 0.6% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,275,000.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost
of investment securities for income tax purposes was $1,069,622,000. Net unrealized appreciation aggregated $305,067,000, of which $338,734,000 related to appreciated investment securities and $33,667,000 related to depreciated investment securities.

MARKET SECTOR
DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.1%

BASIC INDUSTRIES              3.8

CASH EQUIVALENTS              7.5

CONSTRUCTION & REAL ESTATE    3.1

DURABLES                      4.8

ENERGY                        7.9

FINANCE                       23.9

GOVERNMENT OBLIGATIONS        0.4

HEALTH                        7.9

HOLDING COMPANIES             0.4

INDUSTRIAL MACHINERY &        3.7
EQUIPMENT

INVESTMENT COMPANIES          1.0

MEDIA & LEISURE               1.9

NONDURABLES                   5.7

PRECIOUS METALS               0.6

RETAIL & WHOLESALE            3.1

SERVICES                      2.8

TECHNOLOGY                    5.6

TRANSPORTATION                0.5

UTILITIES                     15.3

                              100.0%

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS             APRIL
                                 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,374,689
value (cost $1,068,110) -
See accompanying schedule

Foreign currency held at                  2,987
value (cost $2,957)

Receivable for investments                5,552
sold

Receivable for fund shares                2,265
sold

Dividends receivable                      5,222

Interest receivable                       520

Other receivables                         22

 TOTAL ASSETS                             1,391,257

LIABILITIES

Payable for investments        $ 16,531
purchased

Payable for fund shares         9,785
redeemed

Distributions payable           18

Accrued management fee          1,035

Distribution fees payable       571

Payable for daily variation     432
on futures contracts

Other payables and accrued      600
expenses

 TOTAL LIABILITIES                        28,972

NET ASSETS                               $ 1,362,285

Net Assets consist of:

Paid in capital                          $ 1,006,225

Distributions in excess of                (4,946)
net investment income

Accumulated undistributed net             52,020
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               308,986
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 1,362,285

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       APRIL 30,
                         1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.62
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($15,576
(divided by) 836.50 shares)

Maximum offering price per         $19.76
share (100/94.25 of $18.62)

CLASS T: NET ASSET VALUE and       $18.86
redemption price per share
($1,173,583 (divided by)
62,234 shares)

Maximum offering price per         $19.54
share (100/96.50 of $18.86)

CLASS B: NET ASSET VALUE and       $18.38
offering price per share
($70,604 (divided by) 3,841
shares) A

CLASS C: NET ASSET VALUE and       $18.68
offering price per share
($20,313 (divided by)
1,087.50 shares) A

INSTITUTIONAL CLASS: NET           $18.61
ASSET VALUE, offering price
and redemption price   per
share ($82,209 (divided by)
4,417 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED APRIL 30, 1999
                                       (UNAUDITED)

INVESTMENT INCOME                          $ 9,337
Dividends

Interest                                    2,789

                                            12,126

Less foreign taxes withheld                 (971)

 TOTAL INCOME                               11,155

EXPENSES

Management fee Basic fee         $ 4,827

 Performance adjustment           1,118

Transfer agent fees               1,312

Distribution fees                 3,273

Accounting fees and expenses      324

Non-interested trustees'          2
compensation

Custodian fees and expenses       300

Registration fees                 52

Audit                             24

Legal                             3

Miscellaneous                     5

 Total expenses before            11,240
reductions

 Expense reductions               (244)     10,996

NET INVESTMENT INCOME                       159

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            53,865

 Foreign currency transactions    520

 Futures contracts                4,225     58,610

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            134,281

 Assets and liabilities in        11
foreign currencies

 Futures contracts                1,343     135,635

NET GAIN (LOSS)                             194,245

NET INCREASE (DECREASE) IN                 $ 194,404
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 159                       $ 4,291
income

 Net realized gain (loss)       58,610                      17,409

 Change in net unrealized       135,635                     25,052
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     194,404                     46,752
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (160)                       (11,326)
From net investment income

 In excess of net investment    (3,285)                     -
income

 From net realized gain         (10,438)                    (66,913)

 TOTAL DISTRIBUTIONS            (13,883)                    (78,239)

Share transactions - net        (66,113)                    85,339
increase (decrease)

  TOTAL INCREASE (DECREASE)     114,408                     53,852
IN NET ASSETS

NET ASSETS

 Beginning of period            1,247,877                   1,194,025

 End of period (including      $ 1,362,285                 $ 1,247,877
under (over) distribution of
net investment income of
$(4,946) and $2,133,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.32                          $ 16.89                  $ 15.29   $ 14.98
period

Income from Investment
Operations

Net investment income D           .02                              .09                      .09       .04

Net realized and unrealized       2.53                             .51                      2.39      .27
gain (loss)

Total from investment             2.55                             .60                      2.48      .31
operations

Less Distributions

From net investment income        (.01)                            (.21)                    (.25)     -

In excess of net investment       (.10)                            -                        -         -
income

From net realized gain            (.14)                            (.96)                    (.63)     -

Total distributions               (.25)                            (1.17)                   (.88)     -

Net asset value, end of period   $ 18.62                          $ 16.32                  $ 16.89   $ 15.29

TOTAL RETURN B, C                 15.80%                           3.73%                    16.95%    2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 16                             $ 12                     $ 5       $ 1
millions)

Ratio of expenses to average      1.55% A                          1.55% F                  1.90% F   1.16% A, F
net assets

Ratio of expenses to average      1.51% A, G                       1.54% G                  1.89% G   1.16% A
net assets after expense
reductions

Ratio of net investment           .25% A                           .51%                     .53%      1.74% A
income to average net assets

Portfolio turnover                100% A                           74%                      70%       82%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS CLASS - T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998               1997      1996       1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.48                          $ 17.02            $ 15.30   $ 13.92    $ 14.06  $ 12.93
period

Income from Investment
Operations

Net investment  income            .00 D                            .06 D              .13 D     .19 D, E   .07      .01

Net realized and unrealized       2.56                             .52                2.38      1.29       (.11)    1.14
gain (loss)

Total from investment             2.56                             .58                2.51      1.48       (.04)    1.15
operations

Less Distributions

From net investment income        -                                (.16)              (.16)     (.09)      -        -

In excess of net  investment      (.04)                            -                  -         -          -        -
income

From net  realized gain           (.14)                            (.96)              (.63)     (.01)      (.02)    (.02)

In excess of net realized gain    -                                -                  -         -          (.08)    -

 Total distributions              (.18)                            (1.12)             (.79)     (.10)      (.10)    (.02)

Net asset value, end of period   $ 18.86                          $ 16.48            $ 17.02   $ 15.30    $ 13.92  $ 14.06

TOTAL RETURN B, C                 15.66%                           3.57%              17.07%    10.69%     (.25)%   8.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,174                          $ 1,086            $ 1,111   $ 995      $ 742    $ 654
millions)

Ratio of expenses to average      1.73% A                          1.74%              1.66%     1.61%      1.90%    2.12%
net assets

Ratio of expenses to average      1.70% A, F                       1.72% F            1.65% F   1.60% F    1.90%    2.12%
net assets after expense
reductions

Ratio of net investment           .02% A                           .35%               .80%      1.30%      1.01%    .05%
income to average net assets

Portfolio turnover                100% A                           74%                70%       82%        47%      34%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1998                     1997      1996       1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 16.08                          $ 16.69                  $ 15.06   $ 13.92    $ 13.89
period

Income from Investment
Operations

Net investment  income (loss)    (.05) D                          (.03) D                  .02 D     .08 D, E   .01

Net realized and  unrealized     2.49                             .51                      2.36      1.26       .02
gain (loss)

Total from investment            2.44                             .48                      2.38      1.34       .03
operations

Less Distributions

From net investment  income      -                                (.13)                    (.12)     (.19)      -

From net realized gain           (.14)                            (.96)                    (.63)     (.01)      -

Total distributions              (.14)                            (1.09)                   (.75)     (.20)      -

Net asset value, end  of        $ 18.38                          $ 16.08                  $ 16.69   $ 15.06    $ 13.92
period

TOTAL RETURN B, C                15.27%                           3.00%                    16.41%    9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 71                             $ 58                     $ 40      $ 19       $ 3
(in millions)

Ratio of expenses to average     2.30% A, G                       2.30% G                  2.30%     2.37%      1.97% A, G
net assets

Ratio of expenses to average     2.26% A, H                       2.29% H                  2.29% H   2.37%      1.97% A
net assets after expense
reductions

Ratio of net investment          (.53)% A                         (.19)%                   .15%      .53%       .94% A
income (loss) to average
net assets

Portfolio turnover               100% A                           74%                      70%       82%        47%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.37                          $ 17.23
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                            (.03)

Net realized and unrealized       2.55                             .29
gain (loss)

Total from investment             2.51                             .26
operations

Less Distributions

From net investment income        -                                (.16)

In excess of net investment       (.06)                            -
income

From net realized gain            (.14)                            (.96)

Total distributions               (.20)                            (1.12)

Net asset value, end of period   $ 18.68                          $ 16.37

TOTAL RETURN B, C                 15.47%                           2.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 20                             $ 15
millions)

Ratio of expenses to average      2.24% A, F                       2.30% A, F
net assets

Ratio of expenses to average      2.21% A, G                       2.30% A
net assets after expense
reductions

Ratio of net investment           (.43)% A                         (.20)% A
income (loss) to average net
assets

Portfolio turnover                100% A                           74%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1998                     1997      1996       1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 16.36                          $ 16.92                  $ 15.20   $ 13.97    $ 13.89
of period

Income from Investment
Operations

Net investment income            .05 D                            .13 D                    .22 D     .21 D, E   .05

Net realized and  unrealized     2.50                             .53                      2.36      1.24       .03
gain (loss)

Total from investment            2.55                             .66                      2.58      1.45       .08
operations

Less Distributions

From net investment  income      (.01)                            (.26)                    (.23)     (.21)      -

In excess of net  investment     (.15)                            -                        -         -          -
income

From net realized gain           (.14)                            (.96)                    (.63)     (.01)      -

Total distributions              (.30)                            (1.22)                   (.86)     (.22)      -

Net asset value, end  of        $ 18.61                          $ 16.36                  $ 16.92   $ 15.20    $ 13.97
period

TOTAL RETURN B, C                15.80%                           4.11%                    17.73%    10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 82                             $ 77                     $ 38      $ 16       $ 1
(in millions)

Ratio of expenses to average     1.18% A                          1.26%                    1.17%     1.44%      .97% A, G
net assets

Ratio of expenses to average     1.14% A, H                       1.24% H                  1.16% H   1.43% H    .97% A
net assets after expense
reductions

Ratio of net investment          .58% A                           .76%                     1.31%     1.46%      1.94% A
income to average  net assets

Portfolio turnover               100% A                           74%                      70%       82%        47%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $596,381,000 and $596,561,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $89,558,000 and $130,600,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

period, the management fee was equivalent to an annualized rate of .92% of average net assets after the performance adjustment.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 18,000     $ -

CLASS T    2,846,000    59,000

CLASS B    321,000      242,000

CLASS C    88,000       66,000

          $ 3,273,000  $ 367,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,000     $ 19,000

CLASS T    227,000      71,000

CLASS B    122,000      122,000 *

CLASS C    6,000        6,000 *

          $ 405,000    $ 218,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 19,000     .27 *

CLASS T                 1,124,000   .20 *

CLASS B                 89,000      .28 *

CLASS C                 20,000      .23 *

INSTITUTIONAL CLASS     60,000      .15 *

                       $ 1,312,000

* ANNUALIZED.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,900 for the period.

5. EXPENSE REDUCTIONS.

Effective January 1, 1999, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                       FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                1.55%                    $ -

CLASS T                1.80%                     -

CLASS B                2.30%                     6,000

CLASS C                2.30%                     1,000

INSTITUTIONAL CLASS    1.30%                     -

                                                $ 7,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $237,000 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED  YEAR ENDED

                             APRIL 30,         OCTOBER 31,

                             1999              1998 A

FROM NET INVESTMENT INCOME

Class A                      $ 4               $ 68

Class T                       120               10,334

Class B                       -                 321

Class C                       2                 3

Institutional Class           34                600

Total                        $ 160             $ 11,326

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 74              $ -

Class T                       2,475             -

Class C                       47                -

Institutional Class           689               -

Total                        $ 3,285           $ -

FROM NET REALIZED GAIN

Class A                      $ 99              $ 310

Class T                       9,084             62,023

Class B                       507               2,341

Class C                       116               27

Institutional Class           632               2,212

Total                        $ 10,438          $ 66,913

                             $ 13,883          $ 78,239

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999



CLASS A Shares sold                                          2,135                  $ 31,348
                                 1,808

Reinvestment of distributions    11                          23                      173

Shares redeemed                  (1,746)                     (1,691)                 (30,605)

Net increase (decrease)          73                          467                    $ 916

CLASS T Shares sold              38,149                      47,385                 $ 676,505

Reinvestment of distributions    648                         4,208                   10,981

Shares redeemed                  (42,455)                    (50,964)                (756,204)

Net increase (decrease)          (3,658)                     629                    $ (68,718)

CLASS B Shares sold              1,031                       2,567                  $ 17,755

Reinvestment of distributions    27                          153                     454

Shares redeemed                  (848)                       (1,476)                 (14,663)

Net increase (decrease)          210                         1,244                  $ 3,546

CLASS C Shares sold              4,073                       1,843                  $ 71,621

Reinvestment of distributions    9                           1                       143

Shares redeemed                  (3,889)                     (949)                   (68,974)

Net increase (decrease)          193                         895                    $ 2,790

INSTITUTIONAL CLASS Shares       1,375                       3,622                  $ 24,104
sold

Reinvestment of distributions    36                          146                     601

Shares redeemed                  (1,677)                     (1,346)                 (29,352)

Net increase (decrease)          (266)                       2,422                  $ (4,647)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED OCTOBER 31,

                                1998 A



CLASS A Shares sold             $ 35,934


Reinvestment of distributions    371

Shares redeemed                  (28,405)

Net increase (decrease)         $ 7,900

CLASS T Shares sold             $ 815,252

Reinvestment of distributions    67,693

Shares redeemed                  (879,988)

Net increase (decrease)         $ 2,957

CLASS B Shares sold             $ 43,550

Reinvestment of distributions    2,417

Shares redeemed                  (24,505)

Net increase (decrease)         $ 21,462

CLASS C Shares sold             $ 30,151

Reinvestment of distributions    16

Shares redeemed                  (14,817)

Net increase (decrease)         $ 15,350

INSTITUTIONAL CLASS Shares      $ 58,034
sold

Reinvestment of distributions    2,327

Shares redeemed                  (22,691)

Net increase (decrease)         $ 37,670


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited,
Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, London,
England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard R. Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

*INDEPENDENT TRUSTEES

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

OS-SANN-0699  77850
1.703565.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
OVERSEAS
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - INST CL  15.80%         2.57%        56.80%        128.74%

MSCI EAFE(registered trademark)  15.40%         9.74%        52.59%        104.01%

International Funds Average      15.11%         3.24%        50.24%        n/a


CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV OVERSEAS - INST CL  2.57%        9.41%         9.60%

MSCI EAFE                        9.74%        8.82%         8.22%

International Funds Average      3.24%        8.29%         n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL I           MS EAFE (Net MA tax)
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15094.73                    14557.33
  1995/08/31      14677.17                    14002.02
  1995/09/30      14865.07                    14275.48
  1995/10/31      14583.22                    13891.75
  1995/11/30      14729.37                    14278.28
  1995/12/31      15182.32                    14853.55
  1996/01/31      15447.38                    14914.53
  1996/02/29      15479.18                    14964.95
  1996/03/31      15691.23                    15282.75
  1996/04/30      16115.31                    15727.07
  1996/05/31      16094.11                    15437.66
  1996/06/30      16200.13                    15524.55
  1996/07/31      15723.03                    15070.80
  1996/08/31      15829.05                    15103.83
  1996/09/30      16284.95                    15505.07
  1996/10/31      16115.31                    15346.41
  1996/11/30      16963.49                    15957.02
  1996/12/31      17055.42                    15751.75
  1997/01/31      17066.64                    15203.59
  1997/02/28      17447.89                    15455.97
  1997/03/31      17604.88                    15514.70
  1997/04/30      17750.65                    15600.03
  1997/05/31      18860.77                    16618.24
  1997/06/30      19858.75                    17537.23
  1997/07/31      20553.97                    17823.44
  1997/08/31      19006.54                    16494.71
  1997/09/30      20408.20                    17421.22
  1997/10/31      18972.90                    16086.58
  1997/11/30      18905.62                    15925.71
  1997/12/31      19065.21                    16067.61
  1998/01/31      19668.92                    16805.43
  1998/02/28      20779.75                    17886.86
  1998/03/31      21709.47                    18441.00
  1998/04/30      22301.10                    18590.00
  1998/05/31      22276.95                    18503.19
  1998/06/30      22047.54                    18646.59
  1998/07/31      22216.58                    18839.02
  1998/08/31      18183.79                    16508.44
  1998/09/30      18135.49                    16005.92
  1998/10/31      19753.44                    17678.06
  1998/11/30      20864.27                    18587.25
  1998/12/31      21312.82                    19324.04
  1999/01/31      21620.10                    19270.51
  1999/02/28      21042.42                    18814.77
  1999/03/31      21927.38                    19603.86
  1999/04/30      22873.80                    20401.34
IMATRL PRASUN   SHR__CHT 19990430 19990514 112108 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have grown to $22,874 - a 128.74% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,401 - a 104.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30, 1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Richard Mace)

An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. HOW DID THE FUND PERFORM, RICK?

A. For the six months that ended April 30, 1999, the fund's Institutional Class shares returned 15.80%. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned 15.40% during that time. The international funds average, as tracked by Lipper Inc., had a six-month return of 15.11% as of April 30, 1999. For the 12 months that ended April 30, 1999, the fund's Institutional Class shares returned 2.57%. The EAFE index and Lipper average returned 9.74% and 3.24%, respectively, during the same time.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE
DURING THE PAST SIX-MONTH PERIOD?

A. Good stock selection in several industries - including telecommunications - helped performance. The telecommunications industry has undergone a major transformation, sparked primarily by worldwide privatization, deregulation and technological advances. This spawned a rash of mergers, acquisitions and alliances among industry participants seeking to expand their global market shares and defend their positions at home. The fund's stakes in companies such as Japan's NTT Mobile and DDI Corp., and the United Kingdom's British Telecommunications and Vodafone Group performed very well. The fund's energy-related investments - including Elf Aquitane, BP Amoco and Shell - also performed well as the price of oil perked up again.

Q. WHAT FACTORS HINDERED THE FUND'S PERFORMANCE?

A. A major underweighting - relative to the EAFE index - in Japanese banks detracted from performance. Bank shares in general soared following the Japanese government's unveiling of a plan to inject capital into the country's troubled banking system. I could find no great benefit to the shareholders of these banks, so I decided to avoid them. In addition, the fund's food and household products positions declined during the period, namely Swiss-based Nestle and France's Group Danone. These companies were hit particularly hard as investors became concerned that economic weakness would bite into their sales.

Q. WHICH OTHER INVESTMENTS STOOD OUT AMONG THE FUND'S TOP
CONTRIBUTORS?

A. The fund's long-standing position in Finnish telecom company Nokia generated good results. When I looked at the stock a year and a half ago, it was trading at a price-to-earnings (P/E) ratio of 20 and the company was growing its earnings at an annual clip of 30% to 40%. On that basis, when I compared Nokia to its counterpart growth stocks in the U.S., the stock should have been trading at a higher P/E multiple. Thus, I felt the valuation was attractive.

Q. THE FUND'S COMBINED INVESTMENTS IN JAPAN, THE U.K. AND FRANCE
TOTALED 51% AT THE CLOSE OF THE PERIOD. HOW DID YOU POSITION THE FUND WITHIN THESE MARKETS AND HOW DID EACH PERFORM?

A. The fund was underweighted - at 17% and 21%, respectively - in both Japan and the U.K. relative to the EAFE index during the period. At 13%, the fund was overweighted in France. The underweighting in Japan hurt somewhat, as the Japanese market turned the corner a bit and beat the EAFE's return over the past six months. The fund's U.K. positions, while moderately underweighted relative to the index, outperformed the index. The fund's investments in France performed well for the most part, but the weak performance of the euro muted much of that performance. It's important to note that the fund's country weightings are accumulated strictly as a result of my stock selection process. If our research team uncovers more stocks that meet my investing criteria in a particular country, the fund may be overweighted in that market.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic that Europe's economies can continue to improve. Since the beginning of 1999, the European Central Bank has cut interest rates and the euro has depreciated 9% against the dollar. This could bode well for European exporters. Consumer spending is also expected to be fairly strong, and stronger domestic growth could allow more small company stocks to perform well. My outlook on Japan is a bit more tentative. We've begun to see signs of gradual improvement, but nothing to write home about yet. I'd like to see more concrete evidence of a turnaround in Japan before I commit to that market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks growth of capital
primarily through investments
in foreign securities

START DATE: April 23, 1990

SIZE: as of April 30, 1999,
more than $1.3 billion

MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987

RICK MACE ON HOW HIS
INVESTMENT STRATEGY
SHAPES THE BLUEPRINTS
FOR PORTFOLIO CONSTRUCTION:

"International investing entails
greater risks than domestic
investing. With that in mind, I try to
maximize the risk-adjusted return
of the fund. Generally, I'm looking
for stocks that have two or three
times more upside potential than
downside. To keep the risk level
in check, the fund typically has been
broadly diversified - with over 300
different holdings. The portfolio
hasn't been highly concentrated,
with the top 10 positions accounting
for only 16% of the fund's total
assets at the end of the period.
"Country and industry weightings
are also widely diversified; more
than two-thirds of the portfolio
have been constructed through
individual security selection
rather than through market or
industry selection factors. Most
of my investment ideas emanate
from our research analysts, located
in the U.S., London, Tokyo, and
Hong Kong. Largely through this
research, I was drawn to the
opportunities that cyclical stocks
seemed to offer. These stocks
performed well during the period,
and the fund benefited from its
positions in energy companies.
Again, I try not to make large bets
on any given industry, but I do try
to pick those investments that have
the best risk-return characteristics."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE STOCKS  6 MONTHS AGO

Elf Aquitaine (France, Oil &    2.1                      1.7
Gas)

BP Amoco PLC (United Kingdom,   1.8                      0.9
Oil & Gas)

Shell Transport & Trading Co.   1.7                      0.8
PLC (Reg.)  (United Kingdom,
Oil & Gas)

Telecom Italia Spa (Italy,      1.5                      0.1
Telephone Services)

SmithKline Beecham PLC          1.4                      1.4
(United Kingdom,  Drugs &
Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

FINANCE                         23.9                     20.9

UTILITIES                       15.3                     13.7

ENERGY                          7.9                      7.1

HEALTH                          7.9                      8.2

NONDURABLES                     5.7                      4.5

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE COUNTRIES  6 MONTHS AGO

United Kingdom                  21.1                     16.8

Japan                           16.9                     14.8

France                          13.0                     15.0

Germany                         8.2                      9.0

Netherlands                     7.3                      7.6


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.
ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Stocks, investment
companies and
equity futures 93.5%
Convertible Bonds 0.8%
Government
Obligations 0.1%
Short-term
investments 5.6%

Row: 1, Col: 1, Value: 93.5
Row: 1, Col: 2, Value: 0.8
Row: 1, Col: 3, Value: 0.1
Row: 1, Col: 4, Value: 5.6

 AS OF OCTOBER 31, 1998

Stocks, investment
companies and
equity futures 92.8%
Convertible Bonds 0.0%
Government
Obligations  0.2%
Short-term
investments 7.0%

Row: 1, Col: 1, Value: 92.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.2
Row: 1, Col: 4, Value: 7.0


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 89.0%

                                 SHARES                   VALUE (NOTE 1) (000S)

AUSTRALIA - 2.8%

AMP Ltd.                          139,200                 $ 1,625

Australia & New Zealand           572,466                  4,532
Banking Group Ltd.

Brambles Industries Ltd.          31,550                   927

Broken Hill Proprietary Co.       318,845                  3,602
Ltd. (The)

Cable & Wireless Optus Ltd.       801,200                  1,802
(a)

Coles Myer Ltd.                   463,526                  2,461

Commonwealth Bank of Australia    73,300                   1,334

CSR Ltd.                          154,400                  413

David Jones Ltd.                  447,200                  451

Fosters Brewing Group Ltd.        340,800                  994

Goodman Fielder Ltd.              701,400                  677

National Australia Bank Ltd.      263,000                  5,117

News Corp. Ltd.                   415,174                  3,477

News Corp. Ltd. sponsored ADR     27,300                   834
(ltd. vtg.)

North Ltd.                        293,700                  622

Rio Tinto Ltd.                    139,300                  2,345

Smith (Howard) Ltd.               27,100                   230

WMC Ltd.                          1,589,054                6,863

Woodside Petroleum Ltd.           128,900                  878

                                                           39,184

BELGIUM - 0.5%

Electrabel SA                     8,100                    2,677

Fortis B                          81,000                   2,723

Solvay & Compagnie SA             10,900                   762

Tractebel                         4,600                    634

                                                           6,796

CANADA - 1.0%

BCE, Inc.                         186,200                  8,498

Celestica, Inc. (sub-vtg.) (a)    32,000                   1,274

Cinar Films, Inc. Class B         86,600                   1,808
(sub. vtg.) (a)

Newbridge Networks Corp. (a)      20,800                   771

Noranda, Inc.                     69,500                   930

                                                           13,281

DENMARK - 0.6%

Den Danske Bank Group AS          19,100                   2,203

International Service Systems     19,600                   1,153
AS Class B

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DENMARK - CONTINUED

Tele Danmark AS Class B           12,200                  $ 1,260

Unidanmark AS Class A             44,600                   3,068

                                                           7,684

FINLAND - 2.2%

Helsinki Telephone Corp.          18,300                   773
Class E

Merita Ltd. Series A              88,800                   531

Nokia AB                          252,200                  18,710

Sampo Insurance Co. Ltd.          61,000                   1,925

Sonera Group PLC (e)              46,600                   928

Stora Enso Oyj                    40,600                   475

Teito Corp. Class B               43,000                   1,716

UPM-Kymmene Corp.                 172,200                  5,224

                                                           30,282

FRANCE - 12.7%

Alcatel Alsthom Compagnie         20,300                   2,468
Generale d'Electricite SA
(RFD)

Atos SA (a)                       22,400                   1,921

AXA SA de CV                      86,190                   11,152

Banque Nationale de Paris         143,100                  11,886

Canal Plus SA                     5,600                    1,561

Cap Gemini SA                     21,978                   3,367

Castorama Dubois                  14,500                   3,477
Investissements SA

Club Mediterranee SA (a)          14,000                   1,297

Coflexip SA sponsored ADR         51,300                   2,283

Compagnie de St. Gobain           25,200                   4,336

Compagnie Financiere de           32,200                   3,430
Paribas Class A (Reg.)

Elf Aquitaine                     183,763                  28,716

France Telecom SA                 131,900                  10,677

Groupe Danone                     25,700                   6,884

L'Oreal SA                        3,100                    1,989

Lafarge SA                        18,654                   1,817

Lagardere S.C.A. (Reg.)           42,600                   1,691

LVMH Moet Hennessy Louis          3,900                    1,048
Vuitton

Michelin SA (Compagnie            59,851                   2,722
Generale des Etablissements)
Class B

Pechiney SA Class A               10,243                   434

Pinault Printemps SA              10,700                   1,779

Rhone-Poulenc SA Class A          94,405                   4,449

Sanofi SA                         41,645                   6,539

Scor SA                           72,400                   3,618

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FRANCE - CONTINUED

Seita                             18,900                  $ 1,141

Societe Generale, France          38,100                   6,834
Class A

Suez Lyonnaise des Eaux           41,400                   7,057

Television Francaise 1 SA         21,000                   4,113
(T.F.1)

Total SA Class B                  113,890                  15,489

Union Assurances Federales SA     32,900                   3,672

Valeo SA                          27,300                   2,312

Vivendi SA                        61,500                   14,397

                                                           174,556

GERMANY - 7.4%

Allianz AG (Reg.)                 23,100                   7,264

BASF AG                           201,900                  8,893

Bayer AG                          132,400                  5,530

Bayerische Hypo-und               54,800                   3,525
Vereinsbank AG

Continental Gummi-Werke AG        22,300                   560

DaimlerChrysler AG (Reg.)         161,547                  15,862

Deutsche Bank AG                  25,100                   1,455

Deutsche Bank AG (RFD)            75,000                   4,209

Deutsche Lufthansa AG (Reg.)      134,500                  3,126

Deutsche Telekom AG               294,300                  11,626

Fresenius Medical Care AG         19,800                   1,055

Hoechst AG                        24,800                   1,178

Holzmann (Phillip) AG (a)         1,200                    192

Mannesmann AG                     114,820                  15,026

Metro AG                          29,700                   2,107

Munich Reinsurance AG:

(Reg.)                            9,900                    1,959

(RFD)                             9,900                    1,971

RWE AG                            63,500                   2,891

Schering AG                       18,200                   2,100

Siemens AG                        62,100                   4,583

Veba AG                           44,100                   2,423

Viag AG                           7,300                    3,664

Volkswagen AG                     14,200                   999

                                                           102,198

HONG KONG - 0.5%

Cheung Kong Holdings Ltd.         170,000                  1,546

China Telecom (Hong Kong)         110,000                  252
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HONG KONG - CONTINUED

Dah Sing Financial Holdings       286,000                 $ 902
Ltd.

Dao Heng Bank Group Ltd.          350,000                  1,422

Johnson Electric Holdings         541,000                  1,616
Ltd.

Sun Hung Kai Properties Ltd.      98,927                   868

Wing Hang Bank Ltd.               128,000                  391

                                                           6,997

IRELAND - 0.7%

Bank of Ireland, Inc.             358,910                  7,187

CRH PLC                           103,516                  2,044

                                                           9,231

ITALY - 4.0%

Assicurazioni Generali Spa        295,400                  11,519

Banca Commerciale Italiana Spa    488,100                  4,038

Banca di Roma                     1,932,050                3,173

Eni Spa sponsored ADR             671,600                  4,424

Italgas Spa                       213,400                  961

Olivetti & Co. Spa                234,000                  815

San Paolo-IMI Spa                 307,000                  4,625

Telecom Italia Mobile Spa         328,000                  1,979

Telecom Italia Spa                1,914,828                20,333

Unicredito Italiano Spa           682,900                  3,481

Unione Immobiliare Spa            590,100                  337

                                                           55,685

JAPAN - 14.7%

Aiful Corp. (e)                   40,800                   3,339

Bank of Tokyo-Mitsubishi Ltd.     63,000                   930

Banyu Pharmaceutical Co. Ltd.     200,000                  3,686

Canon, Inc.                       139,000                  3,400

Dai Nippon Printing Co. Ltd.      47,000                   745

Daiwa House Industry Co. Ltd.     117,000                  1,397

Daiwa Securities Co. Ltd.         320,000                  1,957

DDI Corp.                         2,069                    10,277

Fancl Corp.                       7,800                    1,111

Fuji Bank Ltd.                    347,000                  2,709

Fuji Photo Film Co. Ltd.          172,000                  6,498

Furukawa Electric Co. Ltd.        951,000                  4,158

Hitachi Ltd.                      198,000                  1,445

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

JAPAN - CONTINUED

Honda Motor Co. Ltd.              252,000                 $ 11,135

Hoya Corp.                        19,000                   995

Ito-Yokado Co. Ltd.               110,000                  6,754

Kao Corp.                         150,000                  3,807

Kirin Brewery Co. Ltd.            59,000                   667

Kokusai Securities Co. Ltd.       19,000                   237

Kyocera Corp.                     51,000                   3,029

Matsushita Electric               468,000                  8,899
Industrial Co. Ltd.

Minolta Co. Ltd.                  546,000                  3,023

Mitsubishi Electric Corp.         1,282,000                4,478

Mitsubishi Estate Co. Ltd.        398,000                  4,071

Mitsubishi Trust & Banking        207,000                  2,271
Corp.

Mitsui Fudosan Co. Ltd.           177,000                  1,631

NGK Insulators Ltd.               98,000                   1,194

Nichicon Corp.                    54,000                   712

Nikko Securities Co. Ltd.         1,080,000                6,197

Nikon Corp. (a)                   62,000                   852

Nippon Telegraph & Telephone      277                      3,016
Corp.

Nomura Securities Co. Ltd.        573,000                  6,182

NTT Mobile Communication          170                      9,968
Network, Inc. (a)

Omron Corp.                       630,000                  8,681

Orix Corp.                        48,000                   3,864

Paris Miki, Inc.                  560                      19

Ricoh Co. Ltd.                    200,000                  1,927

Rohm Co. Ltd.                     8,000                    965

Ryohin Keikaku Co. Ltd.           10,700                   1,949

Sankyo Co. Ltd.                   69,000                   1,448

Secom Ltd.                        37,000                   3,614

Sekisui House Ltd.                172,000                  1,926

Sharp Corp.                       483,000                  5,664

Shimano, Inc.                     27,000                   688

Shin-Etsu Chemical Co. Ltd.       87,000                   2,769

Shohkoh Fund & Co. Ltd.           4,100                    2,404

Softbank Corp.                    13,400                   1,784

Sony Corp.                        38,000                   3,515

Sumitomo Realty & Development     292,000                  1,274
Co. Ltd.

Takeda Chemical Industries        396,000                  17,216
Ltd.

Takefuji Corp.                    45,500                   3,773

Takefuji Corp. (e)                32,700                   2,712

Terumo Corp.                      190,000                  4,138

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

JAPAN - CONTINUED

THK Co. Ltd.                      203,600                 $ 3,530

Tokyo Electron Ltd.               32,000                   1,823

Toyota Motor Corp.                59,000                   1,689

Yahoo Japan Corp.                 4                        1,387

Yamanouchi Pharmaceutical Co.     87,000                   2,755
Ltd.

                                                           202,284

LUXEMBOURG - 0.1%

Stolt Comex Seaway SA             63,500                   794

MALAYSIA - 0.1%

Malayan Banking BHD               34,000                   90

Oriental Holdings BHD             686,800                  1,455

                                                           1,545

MEXICO - 0.6%

Banacci SA de CV Class O (a)      753,000                  1,906

Elektra SA de CV Unit             341,200                  238

Empresas ICA Sociedad             134,900                  885
Controladora SA de CV
sponsored ADR

Grupo Financiero Bancomer SA      14,267,000               4,906
de CV Series A

Tubos de Acero de Mexico SA       60,600                   670
sponsored ADR

                                                           8,605

NETHERLANDS - 7.2%

ABN AMRO Holding NV               206,200                  4,923

Aegon NV                          44,300                   4,257

Ahrend NV                         31,000                   604

Akzo Nobel NV                     274,200                  12,411

CSM NV                            24,400                   1,307

Equant NV (Reg.) (a)              52,500                   4,686

Fortis Amev NV                    199,400                  7,115

Heineken NV                       60,400                   3,038

ING Groep NV                      232,208                  14,334

Koninklijke (Royal) Philips       123,500                  10,657
Electronics NV

Koninklijke Ahold NV              140,053                  5,212

Koninklijke KPN NV                134,600                  5,629

Nutreco Holding NV                43,604                   1,771

Royal Dutch Petroleum Co.         51,200                   3,005
(Hague Registry)

Samas Groep NV                    48,400                   712

STMicroelectronics NV (a)         24,100                   2,458

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NETHERLANDS - CONTINUED

TNT Post Group NV                 50,200                  $ 1,355

Unilever NV                       101,900                  6,991

Vedior NV                         121,735                  2,745

Vendex NV CVA                     58,300                   1,454

Vnu NV                            86,100                   3,492

Wolters Kluwer NV                 22,000                   960

                                                           99,116

NEW ZEALAND - 0.1%

Lion Nathan Ltd.                  314,900                  793

PORTUGAL - 0.2%

Electricidade de Portugal SA      93,600                   1,764

Portugal Telecom SA               11,000                   459

                                                           2,223

SINGAPORE - 0.5%

Allgreen Properties Ltd.          170,000                  103

Development Bank of Singapore     171,000                  1,815
Ltd. (For. Reg.)

Oversea-Chinese Banking Corp.     227,000                  2,128
(For. Reg.)

Overseas Union Bank Ltd.          352,000                  1,806

United Overseas Bank Ltd.         199,000                  1,537
(For. Reg.)

                                                           7,389

SPAIN - 2.8%

Banco Bilbao Vizcaya SA (Reg.)    159,200                  2,387

Banco Santander Central           364,630                  7,938
Hispano SA

Endesa SA                         194,200                  4,326

Iberdrola SA                      208,000                  2,918

Mapfre Vida SA                    26,200                   823

Repsol SA                         46,800                   763

Telefonica SA                     390,600                  18,342

Telefonica SA sponsored ADR       10                       1

Union Electrica Fenosa SA         44,100                   588

                                                           38,086

SWEDEN - 1.8%

ABB AB Series A                   149,300                  2,085

Electrolux AB                     148,400                  3,016

Ericsson (L.M.) Telefon AB        253,700                  6,850
Class B

Nordbanken Holding AB             337,100                  2,124

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SWEDEN - CONTINUED

Skandia Foersaekrings AB          112,000                 $ 2,170

Svenska Handelsbanken             90,500                   3,399

Swedish Match Co.                 1,001,900                3,299

Volvo AB Class B                  86,800                   2,300

                                                           25,243

SWITZERLAND - 6.2%

ABB AG                            960                      1,402

Credit Suisse Group (Reg.)        53,488                   10,617

Gretag Imaging Holding AG         14,800                   1,413
(Reg.) (a)

Holderbank Financiere Glarus      607                      732
AG (Bearer)

Julius Baer Holding AG            1,627                    5,301

Nestle SA (Reg.)                  8,788                    16,279

Novartis AG (Reg.)                12,170                   17,832

Roche Holding AG                  756                      8,899
participation certificates

Swiss Reinsurance Co. (Reg.)      1,900                    4,162

Swisscom AG                       11,200                   4,115

United Bank of Switzerland AG     39,839                   13,541

Zurich Allied AG (Reg.)           1,000                    645

                                                           84,938

TAIWAN - 0.4%

Taiwan Semiconductor              1,548,000                5,231
Manufacturing Co. Ltd.

UNITED KINGDOM - 21.1%

Abbey National PLC                163,600                  3,700

Allied Domecq PLC                 204,100                  1,598

Allied Zurich PLC (a)             678,900                  9,012

Amvescap PLC                      296,800                  3,156

Asda Group PLC                    547,300                  1,832

Ashtead Group PLC                 240,500                  881

Bank of Scotland                  100,000                  1,498

Bass PLC                          93,300                   1,468

BBA Group PLC                     159,660                  1,278

Boots Co. PLC                     141,700                  1,878

BP Amoco PLC                      1,344,080                25,356

British Aerospace PLC             193,308                  1,448

British American Tobacco PLC      341,300                  2,867

British Energy PLC                151,300                  1,287

British Telecommunications PLC    856,700                  14,371

BTP PLC                           91,100                   613

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UNITED KINGDOM - CONTINUED

BTR Siebe PLC                     549,900                 $ 2,810

Cadbury Schweppes PLC             212,700                  2,842

Caradon PLC                       3,224,260                8,207

CGU PLC                           210,600                  3,330

Cookson Group PLC                 734,900                  2,072

Courtaulds Textiles PLC           340,100                  956

Diageo PLC                        485,100                  5,607

Dixons Group PLC                  158,500                  3,388

Gallaher Group PLC                112,900                  651

General Electric Co. PLC          347,600                  3,687

Glaxo Wellcome PLC                530,800                  15,460

Hays PLC                          98,800                   1,100

HSBC Holdings PLC                 28,503                   1,074

HSBC Holdings PLC Ord.            319,313                  12,186

Kingfisher PLC                    455,400                  6,823

Ladbroke Group PLC                243,500                  1,188

Lloyds TSB Group PLC              1,059,800                17,082

Marks & Spencer PLC               58,800                   402

Misys PLC                         109,261                  1,027

National Grid Group PLC           347,630                  2,410

National Westminster Bank PLC     92,700                   2,236

Orange PLC (a)                    254,600                  3,470

Pearson PLC                       166,900                  3,555

Peninsular & Oriental Steam       79,400                   1,156
Navigation Co.

Prudential Corp. PLC              290,000                  4,142

Rentokil Initial PLC              1,450,711                8,548

Reuters Group PLC                 394,200                  5,347

Rio Tinto PLC (Reg.)              126,700                  2,216

RMC Industries, Inc.              55,500                   840

Royal & Sun Alliance              296,924                  2,564
Insurance Group PLC

Royal Bank of Scotland Group      160,100                  3,781
PLC

Saatchi & Saatchi PLC             159,300                  618

Sainsbury (J.) PLC                251,900                  1,603

Schroders PLC                     24,700                   591

Scottish & Newcastle PLC          89,100                   1,115

Scottish & Southern Energy PLC    222,100                  2,088

Shell Transport & Trading Co.     3,041,500                23,033
PLC (Reg.)

SmithKline Beecham PLC            1,483,802                19,494

Somerfield PLC                    107,900                  603

South African Breweries PLC       219,300                  1,835
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UNITED KINGDOM - CONTINUED

Standard Chartered PLC            220,300                 $ 3,989

Tarmac PLC                        2,236,684                4,270

Tomkins PLC                       244,300                  1,040

Unilever PLC                      1,063,700                9,523

Vodafone Group PLC                838,213                  15,035

Wimpey George PLC                 339,000                  928

WPP Group PLC                     201,900                  1,786

                                                           289,951

UNITED STATES OF AMERICA - 0.8%

AirTouch Communications, Inc.     57,200                   5,341
(a)

Baker Hughes, Inc.                44,500                   1,329

Halliburton Co.                   42,000                   1,790

McDermott International, Inc.     13,100                   380

Newmont Mining Corp.              29,200                   703

Noble Drilling Corp. (a)          27,000                   530

Smith International, Inc.         8,500                    381

Weatherford International,        25,100                   850
Inc. (a)

                                                           11,304

TOTAL COMMON STOCKS                                        1,223,396
(Cost $920,880)

PREFERRED STOCKS - 1.3%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

AUSTRALIA - 0.3%

WBK Trust $3.135 STRYPES          107,700                  3,736

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

GERMANY - 0.6%

Dyckerhoff AG                     4,300                    1,197

SAP AG (Systeme Anwendungen       14,200                   5,367
Produkte)

Volkswagen AG                     23,500                   1,002

Wella AG                          1,900                    1,509

                                                           9,075

PREFERRED STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

ITALY - 0.4%

Banca Intesa Spa                  11,900                  $ 31

Telecom Italia Spa Risp           940,525                  5,060

                                                           5,091

TOTAL NONCONVERTIBLE                                       14,166
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                     17,902
(Cost $12,639)

INVESTMENT COMPANIES - 1.0%



EMERGING MARKETS - 0.3%

Asia Tigers Fund, Inc.            89,200                   775

Emerging Markets                  56,800                   497
Infrastructure Fund, Inc.

Emerging Markets                  45,900                   476
Telecommunication Fund, Inc.

Morgan Stanley Emerging           68,800                   761
Markets Fund, Inc. (a)

Templeton Dragon Fund, Inc.       194,400                  1,871

                                                           4,380

GERMANY - 0.2%

New Germany Fund, Inc. (The)      228,200                  2,738

HONG KONG - 0.1%

Asia Pacific Fund, Inc.           131,600                  1,184

MULTI-NATIONAL - 0.3%

European Warrant Fund, Inc.       74,500                   1,145

Morgan Stanley Asia-Pacific       375,700                  3,428
Fund, Inc.

                                                           4,573

TAIWAN - 0.1%

Taiwan Fund, Inc.                 50,200                   816

TOTAL INVESTMENT COMPANIES                                 13,691
(Cost $14,187)



CONVERTIBLE BONDS - 0.8%

MOODY'S RATINGS (B)                           PRINCIPAL  AMOUNT (D) (000S)           VALUE (NOTE 1) (000S)

FRANCE - 0.3%

Groupe Danone 3% 1/1/02           A1     EUR   1,083                                 $ 1,883

Suez Lyonnaise des Eaux 4%        A+     EUR   793                                    1,721
1/1/06

                                                                                      3,604

NETHERLANDS - 0.1%

Koninklijke Ahold NV 3%           Baa1   NLG   2,970                                  1,897
9/30/03

UNITED STATES OF AMERICA - 0.4%

Nestle Holdings, Inc. 3%          -            3,430                                  4,185
6/17/02

Roche Holdings, Inc. liquid       -            1,980                                  1,218
yield option note 0% 4/20/10
(e)

                                                                                      5,403

TOTAL CONVERTIBLE BONDS                                                               10,904
(Cost $11,861)

GOVERNMENT OBLIGATIONS - 0.4%



ITALY - 0.1%

Italian Republic 5% 6/28/01       Aa3          1,190                                  2,210

UNITED STATES OF AMERICA - 0.3%

U.S. Treasury Bills, yield at     -            4,100                                  4,070
date of purchase 4.34%
7/1/99 (f)

TOTAL GOVERNMENT OBLIGATIONS                                                          6,280
(Cost $6,027)


CASH EQUIVALENTS - 7.5%

                                                SHARES

Taxable Central Cash Fund (c)                   102,515,517                           102,516
(Cost $102,516)

TOTAL INVESTMENT IN                                                                 $ 1,374,689
SECURITIES - 100%
(Cost $1,068,110)


FUTURES CONTRACTS

                          EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)      UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

341 Nikkei 225 Index      Jun. 1999            $ 28,422                           $ 2,085
Contracts (Japan)

21 Topix Index Contracts  Jun. 1999             2,297                              97
(Japan)

                                               $ 30,719                           $ 2,182

The face value of futures purchased as a percentage of investment in securities - 2.2%


SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for  Common Stock

CURRENCY ABBREVIATIONS

EUR                          -   European Monetary Unit

NLG                          -   Dutch guilder

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,197,000 or 0.6% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,275,000.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost
of investment securities for income tax purposes was $1,069,622,000. Net unrealized appreciation aggregated $305,067,000, of which $338,734,000 related to appreciated investment securities and $33,667,000 related to depreciated investment securities.

MARKET SECTOR
DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.1%

BASIC INDUSTRIES              3.8

CASH EQUIVALENTS              7.5

CONSTRUCTION & REAL ESTATE    3.1

DURABLES                      4.8

ENERGY                        7.9

FINANCE                       23.9

GOVERNMENT OBLIGATIONS        0.4

HEALTH                        7.9

HOLDING COMPANIES             0.4

INDUSTRIAL MACHINERY &        3.7
EQUIPMENT

INVESTMENT COMPANIES          1.0

MEDIA & LEISURE               1.9

NONDURABLES                   5.7

PRECIOUS METALS               0.6

RETAIL & WHOLESALE            3.1

SERVICES                      2.8

TECHNOLOGY                    5.6

TRANSPORTATION                0.5

UTILITIES                     15.3

                              100.0%

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS            APRIL
                                30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,374,689
value (cost $1,068,110) -
See accompanying schedule

Foreign currency held at                  2,987
value (cost $2,957)

Receivable for investments                5,552
sold

Receivable for fund shares                2,265
sold

Dividends receivable                      5,222

Interest receivable                       520

Other receivables                         22

 TOTAL ASSETS                             1,391,257

LIABILITIES

Payable for investments        $ 16,531
purchased

Payable for fund shares         9,785
redeemed

Distributions payable           18

Accrued management fee          1,035

Distribution fees payable       571

Payable for daily variation     432
on futures contracts

Other payables and accrued      600
expenses

 TOTAL LIABILITIES                        28,972

NET ASSETS                               $ 1,362,285

Net Assets consist of:

Paid in capital                          $ 1,006,225

Distributions in excess of                (4,946)
net investment income

Accumulated undistributed net             52,020
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               308,986
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 1,362,285

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       APRIL 30,
                         1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.62
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($15,576
(divided by) 836.50 shares)

Maximum offering price per         $19.76
share (100/94.25 of $18.62)

CLASS T: NET ASSET VALUE and       $18.86
redemption price per share
($1,173,583 (divided by)
62,234 shares)

Maximum offering price per         $19.54
share (100/96.50 of $18.86)

CLASS B: NET ASSET VALUE and       $18.38
offering price per share
($70,604 (divided by) 3,841
shares) A

CLASS C: NET ASSET VALUE and       $18.68
offering price per share
($20,313 (divided by)
1,087.50 shares) A

INSTITUTIONAL CLASS: NET           $18.61
ASSET VALUE, offering price
and redemption price   per
share ($82,209 (divided by)
4,417 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED APRIL 30, 1999
                                       (UNAUDITED)

INVESTMENT INCOME                          $ 9,337
Dividends

Interest                                    2,789

                                            12,126

Less foreign taxes withheld                 (971)

 TOTAL INCOME                               11,155

EXPENSES

Management fee Basic fee         $ 4,827

 Performance adjustment           1,118

Transfer agent fees               1,312

Distribution fees                 3,273

Accounting fees and expenses      324

Non-interested trustees'          2
compensation

Custodian fees and expenses       300

Registration fees                 52

Audit                             24

Legal                             3

Miscellaneous                     5

 Total expenses before            11,240
reductions

 Expense reductions               (244)     10,996

NET INVESTMENT INCOME                       159

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            53,865

 Foreign currency transactions    520

 Futures contracts                4,225     58,610

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            134,281

 Assets and liabilities in        11
foreign currencies

 Futures contracts                1,343     135,635

NET GAIN (LOSS)                             194,245

NET INCREASE (DECREASE) IN                 $ 194,404
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 159                       $ 4,291
income

 Net realized gain (loss)       58,610                      17,409

 Change in net unrealized       135,635                     25,052
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     194,404                     46,752
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (160)                       (11,326)
From net investment income

 In excess of net investment    (3,285)                     -
income

 From net realized gain         (10,438)                    (66,913)

 TOTAL DISTRIBUTIONS            (13,883)                    (78,239)

Share transactions - net        (66,113)                    85,339
increase (decrease)

  TOTAL INCREASE (DECREASE)     114,408                     53,852
IN NET ASSETS

NET ASSETS

 Beginning of period            1,247,877                   1,194,025

 End of period (including      $ 1,362,285                 $ 1,247,877
under (over) distribution of
net investment income of
$(4,946) and $2,133,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.32                          $ 16.89                  $ 15.29   $ 14.98
period

Income from Investment
Operations

Net investment income D           .02                              .09                      .09       .04

Net realized and unrealized       2.53                             .51                      2.39      .27
gain (loss)

Total from investment             2.55                             .60                      2.48      .31
operations

Less Distributions

From net investment income        (.01)                            (.21)                    (.25)     -

In excess of net investment       (.10)                            -                        -         -
income

From net realized gain            (.14)                            (.96)                    (.63)     -

Total distributions               (.25)                            (1.17)                   (.88)     -

Net asset value, end of period   $ 18.62                          $ 16.32                  $ 16.89   $ 15.29

TOTAL RETURN B, C                 15.80%                           3.73%                    16.95%    2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 16                             $ 12                     $ 5       $ 1
millions)

Ratio of expenses to average      1.55% A                          1.55% F                  1.90% F   1.16% A, F
net assets

Ratio of expenses to average      1.51% A, G                       1.54% G                  1.89% G   1.16% A
net assets after expense
reductions

Ratio of net investment           .25% A                           .51%                     .53%      1.74% A
income to average net assets

Portfolio turnover                100% A                           74%                      70%       82%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS CLASS - T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998               1997      1996       1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.48                          $ 17.02            $ 15.30   $ 13.92    $ 14.06  $ 12.93
period

Income from Investment
Operations

Net investment  income            .00 D                            .06 D              .13 D     .19 D, E   .07      .01

Net realized and unrealized       2.56                             .52                2.38      1.29       (.11)    1.14
gain (loss)

Total from investment             2.56                             .58                2.51      1.48       (.04)    1.15
operations

Less Distributions

From net investment income        -                                (.16)              (.16)     (.09)      -        -

In excess of net  investment      (.04)                            -                  -         -          -        -
income

From net  realized gain           (.14)                            (.96)              (.63)     (.01)      (.02)    (.02)

In excess of net realized gain    -                                -                  -         -          (.08)    -

 Total distributions              (.18)                            (1.12)             (.79)     (.10)      (.10)    (.02)

Net asset value, end of period   $ 18.86                          $ 16.48            $ 17.02   $ 15.30    $ 13.92  $ 14.06

TOTAL RETURN B, C                 15.66%                           3.57%              17.07%    10.69%     (.25)%   8.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,174                          $ 1,086            $ 1,111   $ 995      $ 742    $ 654
millions)

Ratio of expenses to average      1.73% A                          1.74%              1.66%     1.61%      1.90%    2.12%
net assets

Ratio of expenses to average      1.70% A, F                       1.72% F            1.65% F   1.60% F    1.90%    2.12%
net assets after expense
reductions

Ratio of net investment           .02% A                           .35%               .80%      1.30%      1.01%    .05%
income to average net assets

Portfolio turnover                100% A                           74%                70%       82%        47%      34%



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1998                     1997      1996       1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 16.08                          $ 16.69                  $ 15.06   $ 13.92    $ 13.89
period

Income from Investment
Operations

Net investment  income (loss)    (.05) D                          (.03) D                  .02 D     .08 D, E   .01

Net realized and  unrealized     2.49                             .51                      2.36      1.26       .02
gain (loss)

Total from investment            2.44                             .48                      2.38      1.34       .03
operations

Less Distributions

From net investment  income      -                                (.13)                    (.12)     (.19)      -

From net realized gain           (.14)                            (.96)                    (.63)     (.01)      -

Total distributions              (.14)                            (1.09)                   (.75)     (.20)      -

Net asset value, end  of        $ 18.38                          $ 16.08                  $ 16.69   $ 15.06    $ 13.92
period

TOTAL RETURN B, C                15.27%                           3.00%                    16.41%    9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 71                             $ 58                     $ 40      $ 19       $ 3
(in millions)

Ratio of expenses to average     2.30% A, G                       2.30% G                  2.30%     2.37%      1.97% A, G
net assets

Ratio of expenses to average     2.26% A, H                       2.29% H                  2.29% H   2.37%      1.97% A
net assets after expense
reductions

Ratio of net investment          (.53)% A                         (.19)%                   .15%      .53%       .94% A
income (loss) to average
net assets

Portfolio turnover               100% A                           74%                      70%       82%        47%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.37                          $ 17.23
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                            (.03)

Net realized and unrealized       2.55                             .29
gain (loss)

Total from investment             2.51                             .26
operations

Less Distributions

From net investment income        -                                (.16)

In excess of net investment       (.06)                            -
income

From net realized gain            (.14)                            (.96)

Total distributions               (.20)                            (1.12)

Net asset value, end of period   $ 18.68                          $ 16.37

TOTAL RETURN B, C                 15.47%                           2.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 20                             $ 15
millions)

Ratio of expenses to average      2.24% A, F                       2.30% A, F
net assets

Ratio of expenses to average      2.21% A, G                       2.30% A
net assets after expense
reductions

Ratio of net investment           (.43)% A                         (.20)% A
income (loss) to average net
assets

Portfolio turnover                100% A                           74%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1998                     1997      1996       1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 16.36                          $ 16.92                  $ 15.20   $ 13.97    $ 13.89
of period

Income from Investment
Operations

Net investment income            .05 D                            .13 D                    .22 D     .21 D, E   .05

Net realized and  unrealized     2.50                             .53                      2.36      1.24       .03
gain (loss)

Total from investment            2.55                             .66                      2.58      1.45       .08
operations

Less Distributions

From net investment  income      (.01)                            (.26)                    (.23)     (.21)      -

In excess of net  investment     (.15)                            -                        -         -          -
income

From net realized gain           (.14)                            (.96)                    (.63)     (.01)      -

Total distributions              (.30)                            (1.22)                   (.86)     (.22)      -

Net asset value, end  of        $ 18.61                          $ 16.36                  $ 16.92   $ 15.20    $ 13.97
period

TOTAL RETURN B, C                15.80%                           4.11%                    17.73%    10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 82                             $ 77                     $ 38      $ 16       $ 1
(in millions)

Ratio of expenses to average     1.18% A                          1.26%                    1.17%     1.44%      .97% A, G
net assets

Ratio of expenses to average     1.14% A, H                       1.24% H                  1.16% H   1.43% H    .97% A
net assets after expense
reductions

Ratio of net investment          .58% A                           .76%                     1.31%     1.46%      1.94% A
income to average  net assets

Portfolio turnover               100% A                           74%                      70%       82%        47%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $596,381,000 and $596,561,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $89,558,000 and $130,600,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

period, the management fee was equivalent to an annualized rate of .92% of average net assets after the performance adjustment.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 18,000     $ -

CLASS T    2,846,000    59,000

CLASS B    321,000      242,000

CLASS C    88,000       66,000

          $ 3,273,000  $ 367,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,000     $ 19,000

CLASS T    227,000      71,000

CLASS B    122,000      122,000 *

CLASS C    6,000        6,000 *

          $ 405,000    $ 218,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 19,000     .27 *

CLASS T                 1,124,000   .20 *

CLASS B                 89,000      .28 *

CLASS C                 20,000      .23 *

INSTITUTIONAL CLASS     60,000      .15 *

                       $ 1,312,000

* ANNUALIZED.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,900 for the period.

5. EXPENSE REDUCTIONS.

Effective January 1, 1999, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                       FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                1.55%                    $ -

CLASS T                1.80%                     -

CLASS B                2.30%                     6,000

CLASS C                2.30%                     1,000

INSTITUTIONAL CLASS    1.30%                     -

                                                $ 7,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $237,000 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED  YEAR ENDED

                             APRIL 30,         OCTOBER 31,

                             1999              1998 A

FROM NET INVESTMENT INCOME

Class A                      $ 4               $ 68

Class T                       120               10,334

Class B                       -                 321

Class C                       2                 3

Institutional Class           34                600

Total                        $ 160             $ 11,326

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 74              $ -

Class T                       2,475             -

Class C                       47                -

Institutional Class           689               -

Total                        $ 3,285           $ -

FROM NET REALIZED GAIN

Class A                      $ 99              $ 310

Class T                       9,084             62,023

Class B                       507               2,341

Class C                       116               27

Institutional Class           632               2,212

Total                        $ 10,438          $ 66,913

                             $ 13,883          $ 78,239

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999



CLASS A Shares sold                                          2,135                  $ 31,348
                                 1,808

Reinvestment of distributions    11                          23                      173

Shares redeemed                  (1,746)                     (1,691)                 (30,605)

Net increase (decrease)          73                          467                    $ 916

CLASS T Shares sold              38,149                      47,385                 $ 676,505

Reinvestment of distributions    648                         4,208                   10,981

Shares redeemed                  (42,455)                    (50,964)                (756,204)

Net increase (decrease)          (3,658)                     629                    $ (68,718)

CLASS B Shares sold              1,031                       2,567                  $ 17,755

Reinvestment of distributions    27                          153                     454

Shares redeemed                  (848)                       (1,476)                 (14,663)

Net increase (decrease)          210                         1,244                  $ 3,546

CLASS C Shares sold              4,073                       1,843                  $ 71,621

Reinvestment of distributions    9                           1                       143

Shares redeemed                  (3,889)                     (949)                   (68,974)

Net increase (decrease)          193                         895                    $ 2,790

INSTITUTIONAL CLASS Shares       1,375                       3,622                  $ 24,104
sold

Reinvestment of distributions    36                          146                     601

Shares redeemed                  (1,677)                     (1,346)                 (29,352)

Net increase (decrease)          (266)                       2,422                  $ (4,647)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED OCTOBER 31,

                                1998 A



CLASS A Shares sold             $ 35,934


Reinvestment of distributions    371

Shares redeemed                  (28,405)

Net increase (decrease)         $ 7,900

CLASS T Shares sold             $ 815,252

Reinvestment of distributions    67,693

Shares redeemed                  (879,988)

Net increase (decrease)         $ 2,957

CLASS B Shares sold             $ 43,550

Reinvestment of distributions    2,417

Shares redeemed                  (24,505)

Net increase (decrease)         $ 21,462

CLASS C Shares sold             $ 30,151

Reinvestment of distributions    16

Shares redeemed                  (14,817)

Net increase (decrease)         $ 15,350

INSTITUTIONAL CLASS Shares      $ 58,034
sold

Reinvestment of distributions    2,327

Shares redeemed                  (22,691)

Net increase (decrease)         $ 37,670


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited,
Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, London,
England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard R. Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

*INDEPENDENT TRUSTEES

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William J. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

OSI-SANN-0699  77851
1.703566.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)